                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642

    Virtus Variable Insurance Trust (formerly, The Phoenix Edge Series Fund)
               (Exact name of registrant as specified in charter)

                                100 Pearl Street
                             Hartford, CT 06103-4506
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 248-7971

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                          VIRTUS CAPITAL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
COMMON STOCKS--98.4%
CONSUMER DISCRETIONARY--10.0%
American Eagle Outfitters, Inc.                                                                    179,003          $2,844
Gaylord Entertainment Co.(2)                                                                        37,951           1,316
Guess?, Inc.                                                                                         4,451             175
Lowe's Cos., Inc.                                                                                  137,389           3,631
Mohawk Industries, Inc.(2)                                                                          48,503           2,966
Panera Bread Co. Class A(2)                                                                         18,038           2,291
Phillips-Van Heusen Corp.                                                                           48,554           3,158
Texas Roadhouse, Inc.                                                                              138,045           2,345
Williams-Sonoma, Inc.                                                                               62,212           2,520
Yum! Brands, Inc.                                                                                   49,838           2,561
                                                                                                                  --------
                                                                                                                    23,807
                                                                                                                  --------
CONSUMER STAPLES--7.5%
Bunge Ltd.                                                                                          34,295           2,481
Coca-Cola Enterprises, Inc.                                                                         92,280           2,519
Herbalife Ltd.                                                                                      33,517           2,727
PepsiCo, Inc.                                                                                       38,157           2,458
Philip Morris International, Inc.                                                                   43,814           2,875
Procter & Gamble Co. (The)                                                                          37,370           2,302
Whole Foods Market, Inc.                                                                            35,995           2,372
                                                                                                                  --------
                                                                                                                    17,734
                                                                                                                  --------
ENERGY--13.1%
Baker Hughes, Inc.                                                                                  39,870           2,928
Brigham Exploration Co.(2)                                                                          68,660           2,553
Cameron International Corp.(2)                                                                      59,098           3,375
Ensco International plc Sponsored ADR                                                               50,825           2,940
Halliburton Co.                                                                                     59,456           2,963
National Oilwell Varco, Inc.                                                                        43,694           3,464
Newfield Exploration Co.(2)                                                                         47,785           3,632
Pioneer Natural Resources Co.                                                                       29,557           3,012
SM Energy Co.                                                                                       48,865           3,625
Superior Energy Services, Inc.(2)                                                                   66,125           2,711
                                                                                                                  --------
                                                                                                                    31,203
                                                                                                                  --------
FINANCIALS--4.5%
Citigroup, Inc.(2)                                                                                 748,003           3,306
Goldman Sachs Group, Inc. (The)                                                                     17,098           2,710
PNC Financial Services Group, Inc.                                                                  36,775           2,316
Richard Ellis (CB) Group, Inc. Class A(2)                                                           85,730           2,289
                                                                                                                  --------
                                                                                                                    10,621
                                                                                                                  --------

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
HEALTH CARE--9.1%
Agilent Technologies, Inc.(2)                                                                       54,283          $2,431
Alexion Pharmaceuticals, Inc.(2)                                                                    24,431           2,411
Allergan, Inc.                                                                                      41,354           2,937
Celgene Corp.(2)                                                                                    62,155           3,576
Express Scripts, Inc.(2)                                                                            50,846           2,827
Intuitive Surgical, Inc.(2)                                                                          7,030           2,344
Stryker Corp.                                                                                       46,931           2,853
Warner Chilcott plc Class A                                                                         94,225           2,194
                                                                                                                  --------
                                                                                                                    21,573
                                                                                                                  --------
INDUSTRIALS--13.4%
ABB Ltd. Sponsored ADR(2)                                                                          106,715           2,581
Atlas Air Worldwide Holdings, Inc.(2)                                                               18,555           1,294
Caterpillar, Inc.                                                                                   33,833           3,767
CLARCOR, Inc.                                                                                       65,742           2,954
Emerson Electric Co.                                                                                65,870           3,849
Joy Global, Inc.                                                                                    30,193           2,983
Manpower, Inc.                                                                                      38,814           2,441
Owens Corning, Inc.(2)                                                                              34,312           1,235
PACCAR, Inc.                                                                                        56,610           2,963
Timken Co. (The)                                                                                    36,130           1,890
Union Pacific Corp.                                                                                 30,972           3,045
United Technologies Corp.                                                                           35,306           2,989
                                                                                                                  --------
                                                                                                                    31,991
                                                                                                                  --------
INFORMATION TECHNOLOGY--33.7%
Alcatel-Lucent S.A. Sponsored ADR(2)                                                               604,495           3,512
Amdocs Ltd.(2)                                                                                     103,715           2,992
Apple, Inc.(2)                                                                                      20,741           7,227
ASML Holding N.V.                                                                                   58,315           2,595
AU Optronics Corp. Sponsored ADR(2)                                                                276,460           2,427
Autodesk, Inc.(2)                                                                                   85,538           3,773
Broadcom Corp. Class A                                                                              61,931           2,439
Cisco Systems, Inc.                                                                                191,682           3,287
Citrix Systems, Inc.(2)                                                                             43,030           3,161
EMC Corp.(2)                                                                                       178,832           4,748
Google, Inc. Class A(2)                                                                              9,727           5,702
International Business Machines Corp.                                                               21,170           3,452
Juniper Networks, Inc.(2)                                                                           65,963           2,776
KLA-Tencor Corp.                                                                                    72,703           3,444
Marvell Technology Group Ltd.(2)                                                                   146,172           2,273
Microsoft Corp.                                                                                    144,803           3,672
NetApp, Inc.(2)                                                                                     44,781           2,158
NVIDIA Corp.(2)                                                                                     99,725           1,841

                          VIRTUS CAPITAL GROWTH SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
INFORMATION TECHNOLOGY--(CONTINUED)
Oracle Corp.                                                                                       144,062          $4,807
QUALCOMM, Inc.                                                                                      84,015           4,606
SAP AG Sponsored ADR                                                                                40,775           2,502
SuccessFactors, Inc.(2)                                                                             62,184           2,431
Symantec Corp.(2)                                                                                  134,712           2,498
Teradata Corp.(2)                                                                                   37,960           1,925
                                                                                                                  --------
                                                                                                                    80,248
                                                                                                                  --------
MATERIALS--7.1%
Agrium, Inc.                                                                                        34,669           3,199
FMC Corp.                                                                                           29,852           2,535
Freeport-McMoRan Copper & Gold, Inc.                                                                43,394           2,411
Huntsman Corp.                                                                                     140,453           2,441
Monsanto Co.                                                                                        50,861           3,675
Solutia, Inc.(2)                                                                                   107,171           2,722
                                                                                                                  --------
                                                                                                                    16,983
                                                                                                                  --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $194,624)                                                                                         234,160
                                                                                                                  --------
EXCHANGE-TRADED FUNDS--1.2%
SPDR(R) S&P(R) Homebuilders ETF                                                                    166,516           3,032

TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $2,772)                                                                                             3,032
                                                                                                                  --------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $197,396)                                                                                         237,192
                                                                                                                  --------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.3%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.110%)             627,956             628

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $628)                                                                                                 628
                                                                                                                  --------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $198,024)                                                                                         237,820(1)
Other assets and liabilities, net--0.1%                                                                                192
                                                                                                                  --------
NET ASSETS--100.0%                                                                                              $  238,012
                                                                                                                  ========

ABBREVIATIONS:
ADR  American Depositary Receipt
ETF  Exchange-Traded Fund

FOOTNOTE LEGEND:
(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

                          VIRTUS CAPITAL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited)+
-----------------------------------------------
United States (includes short-term investments)         86%
United Kingdom                                           3
Bermuda                                                  2
France                                                   2
Canada                                                   1
Cayman Islands                                           1
Netherlands                                              1
Other                                                    4
                                                      ----
Total                                                  100%
                                                      ----

+ %  of total investments as of March 31, 2011

Virtus Capital Growth Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                   TOTAL VALUE AT
                                      MARCH 31,                 LEVEL 1
                                        2011                 QUOTED PRICES
                                 ------------------        ------------------
Equity Securities:
  Common Stocks                     $ 234,160                  $ 234,160
  Exchange-Traded Funds                 3,032                      3,032
  Short-Term Investments                  628                        628
                                   ----------                  ---------
Total Investments                   $ 237,820                  $ 237,820
                                   ==========                  =========

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                         VIRTUS GROWTH & INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)


                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
COMMON STOCKS--99.1%
CONSUMER DISCRETIONARY--13.8%
Amazon.com, Inc.(2)                                                                                 23,000       $   4,143
AutoZone, Inc.(2)                                                                                   14,600           3,994
Best Buy Co., Inc.                                                                                 107,000           3,073
Comcast Corp. Class A                                                                              171,000           4,227
Darden Restaurants, Inc.                                                                            75,000           3,685
Lululemon Athletica, Inc.(2)                                                                        42,000           3,740
McDonald's Corp.                                                                                    46,000           3,500
                                                                                                                   -------
                                                                                                                    26,362
                                                                                                                   -------
CONSUMER STAPLES--3.7%
Altria Group, Inc.                                                                                 137,000           3,566
PepsiCo, Inc.                                                                                       55,000           3,543
                                                                                                                   -------
                                                                                                                     7,109
                                                                                                                   -------
ENERGY--18.7%
Chesapeake Energy Corp.                                                                            105,000           3,520
Chevron Corp.                                                                                       35,000           3,760
ConocoPhillips                                                                                      47,000           3,753
El Paso Corp.                                                                                      208,000           3,744
Halliburton Co.                                                                                     80,000           3,987
Massey Energy Co.                                                                                   59,000           4,033
Occidental Petroleum Corp.                                                                          43,000           4,493
Petroleo Brasileiro S.A. ADR                                                                       108,000           4,367
Williams Cos., Inc. (The)                                                                          128,000           3,991
                                                                                                                   -------
                                                                                                                    35,648
                                                                                                                   -------
FINANCIALS--5.8%
Bank of America Corp.                                                                              320,000           4,266
Citigroup, Inc.(2)                                                                                 760,000           3,359
Goldman Sachs Group, Inc. (The)                                                                     21,000           3,328
                                                                                                                   -------
                                                                                                                    10,953
                                                                                                                   -------
HEALTH CARE--6.3%
Biogen Idec, Inc.(2)                                                                                57,000           4,183
Gilead Sciences, Inc.(2)                                                                            90,000           3,820
UnitedHealth Group, Inc.                                                                            87,000           3,932
                                                                                                                   -------
                                                                                                                    11,935
                                                                                                                   -------
INDUSTRIALS--15.7%
Alaska Air Group, Inc.(2)                                                                           60,000           3,805
Caterpillar, Inc.                                                                                   34,000           3,786
Cummins, Inc.                                                                                       38,000           4,166
DryShips, Inc.(2)                                                                                  592,000           2,930
Foster Wheeler AG(2)                                                                               107,000           4,025

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
INDUSTRIALS--(CONTINUED)
L-3 Communications Holdings, Inc.                                                                   51,000       $   3,994
Union Pacific Corp.                                                                                 39,000           3,835
United Continental Holdings, Inc.(2)                                                               146,000           3,357
                                                                                                                   -------
                                                                                                                    29,898
                                                                                                                   -------
INFORMATION TECHNOLOGY--19.4%
Amkor Technology, Inc.(2)                                                                          569,000           3,835
Apple, Inc.(2)                                                                                      11,100           3,868
Corning, Inc.                                                                                      204,000           4,208
Hewlett-Packard Co.                                                                                 82,000           3,360
Intel Corp.                                                                                        171,000           3,449
International Business Machines Corp.                                                               24,000           3,914
QUALCOMM, Inc.                                                                                      75,000           4,112
Research In Motion Ltd.(2)                                                                          57,000           3,224
SanDisk Corp.(2)                                                                                    75,000           3,457
Visa, Inc. Class A                                                                                  47,000           3,460
                                                                                                                   -------
                                                                                                                    36,887
                                                                                                                   -------
MATERIALS--13.5%
Alcoa, Inc.                                                                                        237,000           4,183
Cliffs Natural Resources, Inc.                                                                      19,000           1,867
du Pont (E.I.) de Nemours & Co.                                                                     78,000           4,288
Freeport-McMoRan Copper & Gold, Inc.                                                                62,000           3,444
Monsanto Co.                                                                                        59,000           4,263
Nucor Corp.                                                                                         80,000           3,682
Potash Corp. of Saskatchewan, Inc.                                                                  69,000           4,066
                                                                                                                   -------
                                                                                                                    25,793
                                                                                                                   -------
TELECOMMUNICATION SERVICES--2.2%
Verizon Communications, Inc.                                                                       107,000           4,124
                                                                                                                   -------
TOTAL COMMON STOCKS
(IDENTIFIED COST $144,074)                                                                                         188,709
                                                                                                                   -------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $144,074)                                                                                         188,709
                                                                                                                   -------
SHORT-TERM INVESTMENTS--0.0%

MONEY MARKET MUTUAL FUNDS--0.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.110%)                 141             -(3)
                                                                                                                   -------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $0)                                                                                                   -(3)
                                                                                                                   -------

                         VIRTUS GROWTH & INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
TOTAL INVESTMENTS-99.1%
(IDENTIFIED COST $144,074)                                                                                          188,709(1)

Other assets and liabilities, net-0.9%                                                                                1,753
                                                                                                                  ---------
NET ASSETS-100.0%                                                                                                 $ 190,462
                                                                                                                  =========

ABBREVIATIONS:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  Amounts are less than $500 (not reported in 000s).

Virtus Growth & Income Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                       TOTAL VALUE AT
                                          MARCH 31,                 LEVEL 1
                                           2011                  QUOTED PRICES
                                      ----------------          ---------------
Equity Securities:
  Common Stocks                       $        188,709          $       188,709
  Short-Term Investments                            --(1)                    --(1)
                                      ----------------          ---------------
Total Investments                     $        188,709          $       188,709
                                      ================          ===============

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

(1)  Amount is less than $500.

                          VIRTUS INTERNATIONAL SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES           VALUE
                                                                                                -----------     -----------
PREFERRED STOCK--3.6%
INFORMATION TECHNOLOGY--3.6%
Samsung Electronics Co., Ltd.1.470%                                                                 25,100      $    14,301
                                                                                                                   --------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $4,915)                                                                                             14,301
                                                                                                                   --------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--2.3%
adidas AG (Germany)                                                                                143,550            9,044
                                                                                                                   --------
CONSUMER STAPLES--10.8%
British American Tobacco (United Kingdom)                                                          363,900           14,606
Casino Guichard Perrachon S.A. (France)                                                             62,200            5,887
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)                                    71,400            4,191
Metro AG (Germany)                                                                                  80,900            5,528
Nestle S.A. Registered Shares (Switzerland)                                                        218,500           12,525
                                                                                                                   --------
                                                                                                                     42,737
                                                                                                                   --------
ENERGY--14.4%
ENI S.p.A. (Italy)                                                                                 712,100           17,489
PetroChina Co., Ltd. Class H (China)                                                             6,414,000            9,713
Petroleo Brasileiro SA Sponsored ADR (Brazil)                                                      251,376            8,934
Royal Dutch Shell plc B Shares (United Kingdom)                                                    219,100            7,944
Tenaris S.A. Sponsored ADR (Italy)                                                                 263,200           13,018
                                                                                                                   --------
                                                                                                                     57,098
                                                                                                                   --------
FINANCIALS--22.9%
Banco Bradesco SA Sponsored ADR (Brazil)                                                           565,600           11,736
City Developments Ltd. (Singapore)                                                                 791,000            7,229
Daito Trust Construction Co., Ltd. (Japan)                                                          71,800            4,946
Mapfre SA (Spain)                                                                                1,045,000            3,938
Nordea Bank AB (Sweden)                                                                            731,700            8,010
Oversea-Chinese Banking Corp., Ltd. (Singapore)                                                  1,034,330            7,861
QBE Insurance Group Ltd. (Australia)                                                               753,200           13,766
Standard Chartered plc (United Kingdom)                                                            429,412           11,139
Swire Pacific Ltd. Class B (Hong Kong)                                                           2,842,500            7,839
Zurich Financial Services AG (Switzerland)                                                          51,200           14,332
                                                                                                                   --------
                                                                                                                     90,796
                                                                                                                   --------
HEALTH CARE--10.5%
Novartis AG Registered Shares (Switzerland)                                                        236,800           12,844
Roche Holding AG (Switzerland)                                                                     109,800           15,684

                                                                                                  SHARES           VALUE
                                                                                                -----------     -----------
HEALTH CARE--(CONTINUED)
Takeda Pharmaceutical Co., Ltd. (Japan)                                                            282,300      $    13,168
                                                                                                                   --------
                                                                                                                     41,696
                                                                                                                   --------
INDUSTRIALS--8.0%
Canadian National Railway Co. (Canada)                                                             104,000            7,847
FANUC Ltd. (Japan)                                                                                  38,400            5,812
Koninklijke Philips Electronics N.V. (Netherlands)                                                 239,044            7,641
Schneider Electric SA (France)                                                                      35,100            5,999
Weir Group plc (The) (United Kingdom)                                                              155,000            4,304
                                                                                                                   --------
                                                                                                                     31,603
                                                                                                                   --------
INFORMATION TECHNOLOGY--9.0%
Canon, Inc. (Japan)                                                                                266,450           11,596
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)                             1,293,700           15,757
Telefonaktiebolaget LM Ericsson Class B (Sweden)                                                   623,200            8,037
                                                                                                                   --------
                                                                                                                     35,390
                                                                                                                   --------
MATERIALS--5.0%
BHP Billiton plc (United Kingdom)                                                                  111,300            4,392
Rio Tinto plc (United Kingdom)                                                                     114,700            8,058
Shin-Etsu Chemical Co., Ltd. (Japan)                                                               146,500            7,283
                                                                                                                   --------
                                                                                                                     19,733
                                                                                                                   --------
TELECOMMUNICATION SERVICES--8.3%
China Mobile Ltd. (China)                                                                          766,000            7,056
Singapore Telecommunications Ltd. (Singapore)                                                    3,503,000            8,393
Vodafone Group plc (United Kingdom)                                                              6,167,600           17,463
                                                                                                                   --------
                                                                                                                     32,912
                                                                                                                   --------
UTILITIES--4.0%
Centrica plc (United Kingdom)                                                                    1,991,300           10,392
E.ON AG (Germany)                                                                                  179,300            5,476
                                                                                                                   --------
                                                                                                                     15,868
                                                                                                                   --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $263,593)                                                                                          376,877
                                                                                                                   --------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $268,508)                                                                                          391,178
                                                                                                                   --------
SHORT-TERM INVESTMENTS--0.4%
MONEY MARKET MUTUAL FUNDS--0.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.110%)           1,637,426            1,637
                                                                                                                   --------

                          VIRTUS INTERNATIONAL SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,637)                                                                                              1,637
                                                                                                                -----------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $270,145)                                                                                          392,815(1)

Other assets and liabilities, net--0.8%                                                                               3,124
                                                                                                                -----------
NET ASSETS-100.0%                                                                                               $   395,939
                                                                                                                ===========

ADR  American Depositary Receipt

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

                          VIRTUS INTERNATIONAL SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited)+
-------------------------------
United Kingdom                         20%
Switzerland                            14
Japan                                  11
Italy                                   8
Singapore                               6
Brazil                                  5
Germany                                 5
Other                                  31
                                     ----
Total                                 100%
                                     ----

+ %  of total investments as of March 31, 2011

Virtus International Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                          TOTAL VALUE
                                              AT                    LEVEL 1
                                            MARCH                   QUOTED
                                           31, 2011                 PRICES
                                          -----------             -----------
Equity Securities:
  Common Stocks                            $ 376,877                $ 376,877
  Preferred Stock                             14,301                   14,301
  Short-Term Investments                       1,637                    1,637
                                           ---------                ---------
Total Investments                          $ 392,815                $ 392,815
                                           =========                =========

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE          VALUE
                                                                                     -----------        --------
MUNICIPAL BONDS--1.5%
CALIFORNIA--0.7%
Alameda Corridor Transportation Authority
  Taxable Series 99 - C, (NATL Insured) 6.600%,
  10/1/29                                                                             $    1,750        $  1,595
                                                                                                        --------

CONNECTICUT--0.1%
Mashantucket Western Pequot Tribe Taxable
  Series A, 144A ( NATL Insured) 6.910%, 9/1/12(4)                                           100              89
                                                                                                        --------
KENTUCKY--0.2%
  State of Kentucky General Fund Taxable 3.165%,
  4/1/18                                                                                     530             514
                                                                                                        --------
MASSACHUSETTS--0.2%
State Development Finance Agency Harvard
  University Series B-1, 5.000%, 10/15/40                                                    525             531
                                                                                                        --------
MICHIGAN--0.1%
Tobacco Settlement Finance Authority Taxable
  Series 06-A, 7.309%, 6/1/34                                                                220             156
                                                                                                        --------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
  Series 07-A1, 6.706%, 6/1/46                                                               685             431
                                                                                                        --------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,735)                                                                                   3,316
                                                                                                        --------
FOREIGN GOVERNMENT SECURITIES--12.0%
Bolivarian Republic of Venezuela
  8.500%, 10/8/14                                                                            235             216
  RegS 5.750%, 2/26/16(5)                                                                    675             503
  RegS 7.000%, 12/1/18(5)                                                                     70              49
  7.650%, 4/21/25                                                                          1,000             613
  9.250%, 9/15/27                                                                            945             702
  9.375%, 1/13/34                                                                            850             582
Bundesobligation Series 154, 2.250%, 4/11/14                                                 675 EUR         962
Commonwealth of Australia Series 123, 5.750%,
  4/15/12                                                                                  2,115 AUD       2,208
Commonwealth of Canada 2.000%, 9/1/12                                                      1,926 CAD       1,998
Commonwealth of New Zealand
  Series 413, 6.500%, 4/15/13                                                                677 NZD         547
  6.000%, 4/15/15                                                                            795 NZD         643
Federative Republic of Brazil

                                                                                      PAR VALUE          VALUE
                                                                                     -----------        --------
  12.500%, 1/5/16                                                                   $        295 BRL    $    206
  10.250%, 1/10/28                                                                         4,735 BRL       2,900
Kingdom of Norway
  Series 469, 6.000%, 5/16/11                                                              6,180 NOK       1,122
  Series 470, 6.500%, 5/15/13                                                              6,336 NOK       1,231
Kingdom of Sweden Series 1046, 5.500%, 10/8/12
                                                                                           6,550 SEK       1,086
Republic of Argentina
  Series GDP, 10.875%, 1/26/21                                                               500             466
  PIK Interest Capitalization 8.280%, 12/31/33                                             3,408           3,056
  Series GDP 3.169%, 12/15/35(3)
                                                                                           3,670             611
Republic of Colombia
  12.000%, 10/22/15                                                                    1,180,000 COP         807
  6.125%, 1/18/41                                                                          1,000           1,025
Republic of Hungary 6.375%, 3/29/21                                                          140             140
Republic of Indonesia Series FR-23, 11.000%,
  12/15/12                                                                             2,790,000 IDR         344
Republic of Korea Series 1112, 4.750%, 12/10/11                                        1,755,000 KRW       1,615
Republic of Lithuania 144A 7.375%, 2/11/20(4)                                                350             390
Republic of Poland Series 0414, 5.750%, 4/25/14                                            3,435 PLZ       1,223
Republic of South Africa Series R-201, 8.750%,
  12/21/14                                                                                 5,150 ZAR         793
Republic of Turkey
  0.000%, 4/25/12                                                                            930 TRY         550
  6.750%, 5/30/40                                                                            500             521
                                                                                                        --------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,941)                                                                                 27,109
                                                                                                        --------

MORTGAGE-BACKED SECURITIES--14.5%
NON-AGENCY--14.5%
American General Mortgage Loan Trust
  06-1, A2 144A 5.750%, 12/25/35(3)(4)                                                        13              13
  09-1, A6 144A 5.750%, 9/25/48(3)(4)                                                        150             152
American Tower Trust 07-1A, C 144A 5.615%,
  4/15/37(4)                                                                                 500             529
Americold LLC Trust 10-ARTA, B 144A 6.031%,
  1/14/29(4)                                                                                 900             959
Banc of America Alternative Loan Trust 03-10,
  2A1 6.000%, 12/25/33                                                                       106             111
Banc of America Commercial Mortgage, Inc.
  05-6, AM 5.196%, 9/10/47(3)                                                                 40              42
  07-1, AMFX 5.482%, 1/15/49(3)                                                              445             441
Banc of America Funding Corp. 06-5, 4A4
  6.000%, 9/25/36                                                                             76              76

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE          VALUE
                                                                                      -----------       ---------
NON-AGENCY--(CONTINUED)
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35                  $       46        $     46
Bear Stearns Commercial Mortgage Securities, Inc.
  06-PW12, AM 5.762%, 9/11/38(3)                                                             750             773
  06-PW14, A4 5.201%, 12/11/38                                                               750             791
  05-PW10, A4 5.405%, 12/11/40(3)                                                          1,130           1,209
  05-PW10, AM 5.449%, 12/11/40(3)                                                            725             747
  05-PWR8, A4 4.674%, 6/11/41                                                                 85              89
  04-PWR5, A5 4.978%, 7/11/42(3)                                                              75              80
  07-T28, A4 5.742%, 9/11/42(3)                                                              780             847
  07-PW18, A4 5.700%, 6/13/50                                                                 75              80
  07-PW18, AM 6.084%, 6/13/50(3)                                                           1,475           1,483
Citicorp Mortgage Securities, Inc. 03-11, 2A10
  5.500%, 12/25/33                                                                           210             211
Citigroup/Deutsche Bank Commercial Mortgage Trust
  05-CD1, AM 5.222%, 7/15/44(3)                                                               90              95
  07-CD4, A4 5.322%, 12/11/49                                                                820             862
Credit Suisse First Boston Mortgage Securities Corp.
  03-8, 3A24, 5.500%, 4/25/33                                                                189             181
  03-CPN1, C 4.763%, 3/15/35                                                                 100             102
Credit Suisse Mortgage Capital Certificates 06-C1,
  A3 5.441%, 2/15/39(3)                                                                    1,350           1,415
Entertainment Properties Trust 03-EPR, A2 144A 5.244%, 2/15/18(4)                             74              78
Extended Stay America Trust 10-ESHA, D 144A 5.498%, 11/5/27(4)                               235             238
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)                             555             575
GMAC Commercial Mortgage Securities, Inc.
  98-C2, E 6.500%, 5/15/35                                                                    15              15
  04-C2, A4 5.301%, 8/10/38(3)                                                               100             107
  04-C3, A4 4.547%, 12/10/41                                                                 180             182
Goldman Sachs Mortgage Securities Corp. II
  07-EOP, G 144A 3.018%, 3/6/20(3)(4)                                                        130             130
  07-EOP, H 144A 3.585%, 3/6/20(3)(4)                                                        110             110
  04-GG2, A4 4.964%, 8/10/38                                                                 100             101
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35                                           180             187
JPMorgan Chase Commercial Mortgage Securities Corp.

                                                                                       PAR VALUE         VALUE
                                                                                      -----------       --------
NON-AGENCY--(CONTINUED)
  09-IWST, A1 144A 4.314%, 12/5/27(4)                                                 $     77          $     80
  05-LDP2, AM 4.780%, 7/15/42                                                              105               109
  06-CB17, AM 5.464%, 12/12/43                                                             575               579
  05-LDP5, AM 5.244%, 12/15/44(3)                                                        1,030             1,079
  06-LDP7, AM 5.863%, 4/15/45(3)                                                           780               806
  06-LDP9, A3 5.336%, 5/15/47                                                              850               890
  07-LD12, A4 5.882%, 2/15/51(3)                                                         1,100             1,178
JPMorgan Mortgage Trust
  05-A1, 4A1 4.783%, 2/25/35(3)                                                            105               106
  05-A4, 3A1 5.162%, 7/25/35(3)                                                             90                87
  06-A1, B1 3.919%, 2/25/36(3)                                                             244                12
Lehman Brothers - UBS Commercial Mortgage Trust
  04-C7, A6 4.786%, 10/15/29(3)                                                             75                79
  06-C3, AM 5.712%, 3/15/39(3)                                                              25                26
  06-C6, A4 5.372%, 9/15/39                                                                670               715
  07-C2, A2 5.303%, 2/15/40                                                                214               218
  07-C2, A3 5.430%, 2/15/40                                                                115               121
  07-C2, H 144A 6.010%, 2/15/40(3)(4)                                                    1,400               195
  05-C3, AM 4.794%, 7/15/40                                                                670               698
  07-C6, A2 5.845%, 7/15/40                                                                149               154
  07-C6, A4 5.858%, 7/15/40(3)                                                             350               372
  07-C7, A3 5.866%, 9/15/45(3)                                                             600               642
Lehman Brothers Commercial Conduit Mortgage Trust
  07-C3, A4 5.928%, 7/15/44(3)                                                             400               428
Merrill Lynch Floating Trust 08-LAQA, A1 144A
  0.797%, 7/9/21(3)(4)                                                                     100                95
Merrill Lynch Mortgage Trust 06-C1, AM 5.669%,
  5/12/39(3)                                                                               110               114
Merrill Lynch-Countrywide Commercial Mortgage Trust
  06-3, A4 5.414%, 7/12/46(3)                                                              100               106
  06-4, A3 5.172%, 12/12/49(3)                                                           1,350             1,417
Morgan Stanley Capital I
  06-T23, A4 5.806%, 8/12/41(3)                                                            135               150
  05-HQ5, A3 5.007%, 1/14/42                                                               935               948
  06-IQ12, A4 5.332%, 12/15/43                                                           1,600             1,688
  07-IQ14, A4 5.692%, 4/15/49(3)                                                         1,020             1,075
Prudential Commercial Mortgage Trust 03-PWR1,
  D 144A 4.775%, 2/11/36(4)                                                                 50                49
RAAC 05-SP1, 2A2 5.250%, 9/25/34                                                            31                31
Residential Accredit Loans, Inc. 03-QS6, A4
  4.250%, 3/25/33                                                                          131               134

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE         VALUE
                                                                                      -----------       --------
NON-AGENCY--(CONTINUED)
Residential Asset Mortgage Products, Inc. 04-SL1,
  A8 6.500%, 11/25/31                                                                 $       86        $     87
Residential Asset Securitization Trust 04-A4, A5
  5.500%, 8/25/34                                                                             82              82
Residential Funding Mortgage Securities I, Inc. 06-
  S4, A2 6.000%, 4/25/36                                                                      84              83
Salomon Brothers Mortgage Securities VII, Inc.
  01-C1, D 6.831%, 12/18/35(3)                                                                60              60
Structured Asset Securities Corp. 03-21, 2A2
  5.250%, 8/25/33                                                                             98             102
Timberstar Trust 06-1A, A 144A 5.668%, 10/15/36 (4)                                        1,275           1,363
Wachovia Bank Commercial Mortgage Trust
  04-C12, A2 5.001%, 7/15/41                                                                 181             181
  05-C20, AMFX 5.179%, 7/15/42(3)                                                            100             105
  07-C30, A5 5.342%, 12/15/43                                                                970           1,004
  05-C22, AM 5.320%, 12/15/44(3)                                                             140             147
  07-C33, A4 5.900%, 2/15/51(3)                                                            1,160           1,242
Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.470%, 5/20/36(3)                                                                          41               1
Washington Mutual Mortgage Pass Through
  Certificates 04-CB1, 5A 5.000%, 6/25/19                                                     62              64
Wells Fargo Mortgage Backed Securities Trust
  03-6, 1A1 5.000%, 6/25/18                                                                   49              51
  06-17, A1 5.500%, 11/25/21                                                                  31              32
  05-9, 2A11 5.250%, 10/25/35                                                                  2               2
  05-9,1A6 5.500%, 10/25/35                                                                    3               3
  06-9, 1A15 6.000%, 8/25/36                                                                  35              35
  07-16, 1A7 6.000%, 12/28/37                                                                521             471
                                                                                                         -------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $29,895)                                                                                 32,553
                                                                                                         -------
ASSET-BACKED SECURITIES-2.4%
American General Mortgage Loan Trust 10-1A, A1
  144A 5.150%, 3/25/58(3)(4)                                                                 116             120
AmeriCredit Automobile Receivables Trust
  10-1, B 3.720%, 11/17/14                                                                   175             180
  10-1, C 5.190%, 8/17/15                                                                     75              80
Ameriquest Mortgage Securities, Inc. 03-10, AF6
  4.710%, 11/25/33(3)                                                                         89              90
Avis Budget Rental Car Funding/AESOP LLC 09-
  2A, A 144A 5.680%, 2/20/14(4)                                                              175             187

                                                                                       PAR VALUE         VALUE
                                                                                      -----------       --------
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.980%, 1/15/18(3)                                                         $      757        $    663
Carmax Auto Owner Trust 09-2, A4 2.820%,
  12/15/14                                                                                   250             257
Chase Funding Mortgage Loan Asset-Backed
  Certificates 04-1,1A4 4.111%, 8/25/30                                                       16              16
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)                                           100             103
Conseco Finance Securitizations Corp. 01-3, A4
  6.910%, 5/1/33(3)                                                                          989           1,026
Conseco Financial Corp. 94-1, A5 7.650%,
  4/15/19                                                                                    140             145
Daimler Chrysler Auto Trust 08-B,  A4A 5.320%,
  11/10/14                                                                                   135             139
Ford Credit Auto Owner Trust 09-E, D 144A
  5.530%, 5/15/16(4)                                                                         250             266
Ford Credit Floorplan Master Owner Trust 10-3,
  A1 144A 4.200%, 2/15/17(4)                                                                 200             212
GMAC Mortgage Corp. Loan Trust
  06-HE2, A3 6.320%, 5/25/36(3)                                                              300             199
  06-HE3, A2 0.262%, 10/25/36(3)                                                             166             106
Harley-Davidson Motorcycle Trust 07-2, C
  5.410%, 8/15/15                                                                            640             658
JPMorgan Mortgage Acquisition Corp. 06-CW2,
  AF3 5.777%, 8/25/36(3)                                                                     225             141
Popular ABS Mortgage Pass-Through-Trust 05-5,
 AF3 5.086%, 11/25/35(3)                                                                     526             521
Saxon Asset Securities Trust 06-3 A2 0.360%,
  10/25/46(3)                                                                                 47              44
SVO MOI  Mortgage Corp. 10-AA, A 144A
  3.650%, 7/20/27(4)                                                                         106             106
Tidewater Auto Receivables Trust 10-A, A 144A
  5.920%, 5/15/17(4)                                                                          87              88
Wachovia Auto Loan Owner Trust 07-1, D
  5.650%, 2/20/13                                                                            100             101
                                                                                                          ------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,553)                                                                                   5,448
                                                                                                          ------

CORPORATE BONDS AND NOTES--50.3%

CONSUMER DISCRETIONARY--5.8%
American Axle & Manufacturing Holdings, Inc.
  144A 9.250%, 1/15/17(4)                                                                    300             335
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21(4)                                              575             570
Boyd Gaming Corp. 144A 9.125%, 12/1/18(4)                                                    210             218

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
CONSUMER DISCRETIONARY--(CONTINUED)
Caesar's Entertainment Operating Co., Inc.
  144A 12.750%, 4/15/18(4)                                                            $       80       $      81
  10.000%, 12/15/18                                                                          600             550
Cengage Learning Acquisitions, Inc. 144A
  10.500%, 1/15/15(4)                                                                        350             359
Citadel Broadcasting Corp. 144A 7.750%,
  12/15/18(4)                                                                                105             114
CityCenter Holdings LLC / CityCenter Finance
  Corp. 144A 7.625%, 1/15/16(4)                                                              189             196
Clear Channel Communications, Inc. 144A
  9.000%, 3/1/21(4)                                                                          500             501
Dana Holding Corp. 6.500%, 2/15/19                                                            65              65
DigitalGlobe, Inc. 10.500%, 5/1/14                                                           110             125
Dunkin Finance Corp. 144A 9.625%, 12/1/18(4)                                                 360             369
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)                                160 CAD         173
HOA Restaurant Group LLC / HOA Finance Corp.
  144A 11.250%, 4/1/17(4)                                                                    250             256
International Game Technology
  7.500%, 6/15/19                                                                            160             182
  5.500%, 6/15/20                                                                            125             127
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)                                               330             344
Isle of Capri Casinos, Inc. 7.000%, 3/1/14                                                   350             349
Landry's Holdings, Inc. 144A 11.500%, 6/1/14(4)                                              275             274
Landry's Restaurants, Inc. 11.625%, 12/1/15                                                  140             152
Marina District Finance Co., Inc. 144A 9.500%, 10/15/15(4)                                   325             342
McJunkin Red Man Corp. 144A 9.500%, 12/15/16(4)                                               50              51
Mediacom LLC/Mediacom Capital Corp. 9.125%, 8/15/19                                          250             269
MGM Resorts International, Inc.
  10.375%, 5/15/14                                                                             3               3
  7.625%, 1/15/17                                                                            350             332
  11.125%, 11/15/17                                                                          275             316
Mobile Mini, Inc. 6.875%, 5/1/15                                                             270             279
Needle Merger Sub Corp. 144A 8.125%, 3/15/19(4)                                              500             507
Ono Finance II plc 144A 10.875%, 7/15/19(4)                                                  150             161
Pokagon Gaming Authority 144A 10.375%,
  6/15/14(4)                                                                                 117             122
Polymer Group, Inc. 144A 7.750%, 2/1/19(4)                                                    92              95
QVC, Inc.

                                                                                       PAR VALUE         VALUE
                                                                                      ----------       ---------
CONSUMER DISCRETIONARY--(CONTINUED)
  144A 7.125%, 4/15/17(4)                                                             $       50       $      53
  144A 7.500%, 10/1/19(4)                                                                    570             601
Royal Caribbean Cruises Ltd.
  7.000%, 6/15/13                                                                             50              54
  6.875%, 12/1/13                                                                          1,250           1,341
Scientific Games International, Inc. 9.250%,
  6/15/19                                                                                    260             287
Seminole Hard Rock Entertainment, Inc. /
  Seminole Hard Rock International LLC 144A
  2.810%, 3/15/14(3)(4)                                                                      150             147
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)                                                   55              57
Toys "R" Us Property Co., LLC 8.500%, 12/1/17                                                400             432
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)                                                  80              90
United Rentals North America, Inc. 10.875%,
  6/15/16                                                                                    280             325
Universal City Development Partners Ltd. /
  Universal City Development Partners Finance,
  Inc.
  8.875%, 11/15/15                                                                            55              60
  10.875%, 11/15/16                                                                          150             169
Univision Communications, Inc. 144A 7.875%,
  11/1/20(4)                                                                                 100             106
Videotron Ltee
  6.375%, 12/15/15                                                                           395             409
  9.125%, 4/15/18                                                                             83              94
Wyndham Worldwide Corp.
  6.000%, 12/1/16                                                                             35              37
  5.750%, 2/1/18                                                                              15              16
  7.375%, 3/1/20                                                                             395             436
Wynn Las Vegas LLC / Wynn Las Vegas Capital
  Corp. 7.875%, 11/1/17                                                                      450             485
                                                                                                        --------
                                                                                                          13,016
                                                                                                        --------
CONSUMER STAPLES--1.5%
American Achievement Corp. 144A 10.875%,
  4/15/16(4)                                                                                 335             331
BFF International Ltd. 144A 7.250%, 1/28/20(4)                                               100             109
Bumble Bee Acquisition Corp. 144A 9.000%,
  12/15/17(4)                                                                                 75              78
Bunge Ltd. Finance Corp. 8.500%, 6/15/19                                                     250             297
Cencosud SA 144A 5.500%, 1/20/21(4)                                                          450             445
Constellation Brands, Inc. 8.375%, 12/15/14                                                  280             319
Dean Holding Co. 6.900%, 10/15/17                                                             50              47

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
CONSUMER STAPLES-(CONTINUED)
Michael Foods, Inc. 144A 9.750%, 7/15/18(4)                                           $      225       $     247
Pilgrim's Pride Corp. 144A 7.875%, 12/15/18(4)                                               500             487
Reynolds Group Issuer, Inc. / Reynolds Group
  Issuer LLC / Reynolds Group Issuer 144A
  9.000%, 4/15/19(4)                                                                         135             140
Rite Aid Corp. 8.000%, 8/15/20                                                               110             117
SABMiller plc 144A 6.625%, 8/15/33(4)                                                         75              84
Tyson Foods, Inc. 10.500%, 3/1/14                                                             60              72
Yankey Candles Co. Holdings LLC / Yankee
  Finance, Inc. PIK 144A 10.250%, 2/15/16(3)(4)                                              455             461
                                                                                                         -------
                                                                                                           3,234
                                                                                                         -------
ENERGY-7.7%
Afren plc 144A 11.500%, 2/1/16(4)                                                            475             502
Alta Mesa Holdings LP / Alta Mesa Finance
  Services Corp. 144A 9.625%, 10/15/18(4)                                                    500             510
Anadarko Petroleum Corp. 8.700%, 3/15/19                                                      75              92
Antero Resources Finance Corp. 9.375%, 12/1/17                                               250             274
Buckeye Partners LP 6.050%, 1/15/18                                                           15              16
Carrizo Oil & Gas, Inc. 144A 8.625%, 10/15/18(4)                                             215             229
Cloud Peak Energy Resources LLC / Cloud Peak
  Energy Finance Corp. 8.250%, 12/15/17                                                       80              88
Coffeyville Resources Inc. LLC / Coffeyville
  Finance, Inc., 144A 10.875%, 4/1/17(4)                                                     500             571
Energy Partners Ltd. 144A 8.250%, 2/15/18(4)                                                 500             498
Energy Transfer Equity LP 7.500%, 10/15/20                                                    70              76
Energy XXI Gulf Coast, Inc. 144A 9.250%,
  12/15/17(4)                                                                                500             536
Expro Finance Luxembourg SCA 144A 8.500%,
  12/15/16(4)                                                                                730             726
Frontier Oil Corp. 6.875%, 11/15/18                                                          195             204
Gazprom International SA 144A 7.201%, 2/1/20(4)                                              518             563
Gazprom OAO (Gaz Capital SA)
  144A 6.212%, 11/22/16(4)                                                                 1,890           2,064
  144A 8.146%, 4/11/18(4)                                                                    145             171
  144A 6.510%, 3/7/22(4)                                                                     520             553
Helix Energy Solutions Group, Inc. 144A 9.500%,
  1/15/16(4)                                                                                 413             438
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)                                            375             386
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
  7.750%, 11/1/15(4)                                                                         625             650
KazMunaiGaz Finance Sub BV 144A 8.375%,
  7/2/13(4)                                                                                  100             111

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
ENERGY-(CONTINUED)
Kern River Funding Corp. 144A 4.893%, 4/30/18(4)                                      $       60       $      64
Lukoil International Finance BV
  144A 6.375%, 11/5/14(4)                                                                    100             109
  144A 7.250%, 11/5/19(4)                                                                    300             330
NAK Naftogaz Ukraine 9.500%, 9/30/14                                                         100             111
OPTI Canada, Inc. 7.875%, 12/15/14                                                           400             214
Petrohawk Energy Corp. 10.500%, 8/1/14                                                     1,000           1,154
Petroleos de Venezuela SA 5.250%, 4/12/17                                                  1,500             910
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)                                                500             493
Pioneer Drilling Co. 9.875%, 3/15/18                                                         125             135
Precision Drilling Corp. 144A 6.625%, 11/15/20(4)                                            105             108
Pride International, Inc. 8.500%, 6/15/19                                                    605             747
Rowan Cos., Inc. 5.000%, 9/1/17                                                               65              67
SEACOR Holdings, Inc. 7.375%, 10/1/19                                                         50              53
Swift Energy Co. 8.875%, 1/15/20                                                             500             549
TNK-BP Finance SA
  RegS 6.125%, 3/20/12(5)                                                                    115             120
  144A 7.500%, 3/13/13(4)                                                                    425             467
Venoco, Inc.
  11.500%, 10/1/17                                                                           400             445
  144A 8.875%, 2/15/19(4)                                                                    225             225
Weatherford International Ltd. 9.625%, 3/1/19                                                567             722
Western Refining, Inc.
  144A 10.750%, 6/15/14(3)(4)                                                                 65              71
  144A 11.250%, 6/15/17(4)                                                                   935           1,061
                                                                                                         -------
                                                                                                          17,413
                                                                                                         -------
FINANCIALS-19.2%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
  8.200%, 6/25/12(4)                                                                         250             267
Agile Property Holdings Ltd. 144A 10.000%,
  11/14/16(4)                                                                                100             104
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)                                                     575             630
Allstate Corp. 6.125%, 5/15/67(3)                                                          1,390           1,404
American General (Springleaf) Finance Corp.
  5.400%, 12/1/15                                                                            650             596
American International Group, Inc. 8.175%,
  5/15/68(3)                                                                                 650             700
Americo Life, Inc. 144A 7.875%, 5/1/13(4)                                                    200             216
AmSouth Bank N.A. 4.850%, 4/1/13                                                             700             712
Assurant, Inc.
  5.625%, 2/15/14                                                                             75              79
  6.750%, 2/15/34                                                                             75              73

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
FINANCIALS--(CONTINUED)
Banco Bradesco SA 144A 5.900%, 1/16/21(4)                                             $      600       $     594
Banco Santander SA
  144A 4.500%, 4/6/15(4)                                                                     300             305
  144A 3.750%, 9/22/15(4)                                                                    100             100
  Unipersonal 144A 3.781%, 10/7/15(4)                                                        100              97
Banco Votorantim SA 144A 7.375%, 1/21/20(4)                                                  450             472
Bank of America Corp.
  5.420%, 3/15/17                                                                            600             613
  Capital Trust XI 6.625%, 5/23/36(7)                                                        525             520
Barclays Bank plc
  144A 6.050%, 12/4/17(4)                                                                    435             453
  144A 7.375%(3)(4)(6)(7)                                                                    100             100
  144A 5.926%(3)(4)(6)(7)                                                                    600             558
BBVA Bancomer SA 144A 6.500%, 3/10/21(4)                                                     425             420
Berkley (W.R.) Corp. 5.875%, 2/15/13                                                          75              79
Blackstone Holdings Finance Co., LLC 144A
  6.625%, 8/15/19(4)                                                                         340             357
Brandywine Operating Partnership LP 7.500%,
  5/15/15                                                                                     70              79
Capital One
  Financial Corp. 6.150%, 9/1/16                                                             575             630
  Capital IV 8.875%, 5/15/40(7)                                                              400             422
Chubb Corp. 6.375%, 3/29/67(3)                                                             1,390           1,463
CIT Group, Inc.
  7.000%, 5/1/13                                                                             270             276
  7.000%, 5/1/14                                                                              22              22
  7.000%, 5/1/15                                                                              22              22
  7.000%, 5/1/16                                                                              37              37
Citigroup, Inc.
  4.875%, 5/7/15                                                                           1,750           1,805
  5.500%, 2/15/17                                                                            525             545
City National Corp. 5.250%, 9/15/20                                                          425             420
CNA Financial Corp. 5.850%, 12/15/14                                                          75              81
Colonial Realty LP 4.800%, 4/1/11                                                             72              72
Discover Bank 7.000%, 4/15/20                                                                550             605
DuPont Fabros Technology LP 8.500%, 12/15/17                                                 625             691
Equity One, Inc. 6.250%, 12/15/14                                                             40              43
Fidelity National Financial Sevices, Inc. 6.600%, 5/15/17                                    600             621
Fifth Third Bancorp 4.500%, 6/1/18                                                           305             297
Fifth Third Capital Trust IV 6.500%, 4/15/67(3)                                              500             487
First Horizon National Corp. 4.500%, 5/15/13                                                  50              51

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
FINANCIALS--(CONTINUED)
First Niagara Financial Group, Inc. 6.750%,
  3/19/20                                                                             $      375       $     409
First Tennessee Bank N.A. 5.050%, 1/15/15(7)                                                 750             768
Ford Motor Credit Co., LLC
  8.000%, 6/1/14                                                                             735             818
  6.625%, 8/15/17                                                                            205             219
  8.125%, 1/15/20                                                                            200             229
Genworth Financial, Inc.
  5.750%, 6/15/14                                                                            485             500
  6.515%, 5/22/18                                                                            440             435
Glen Meadow Pass-Through-Trust 144A 6.505%,
  2/12/67(3)(4)                                                                              950             845
HBOS plc 144A 6.750%, 5/21/18(4)                                                             200             196
Hudson United Bank 7.000%, 5/15/12                                                            80              85
Huntington Bancshares, Inc. 7.000%, 12/15/20                                                 280             309
Huntington National Bank (The) 6.600%, 6/15/18                                               250             265
Hyundai Capital Services, Inc. 144A 6.000%,
  5/5/15(4)                                                                                  100             107
ICICI Bank Ltd.
  144A 5.750%, 11/16/20(4)                                                                   325             320
  144A 6.375%, 4/30/22(3)(4)                                                                 625             622
International Lease Finance Corp. 5.650%, 6/1/14                                             350             354
Kazkommerts Bank International BV
  RegS 8.500%, 4/16/13(5)                                                                    500             522
  RegS 8.000%, 11/3/15(5)                                                                  1,000           1,027
Kingsway America, Inc. 7.500%, 2/1/14                                                        125             120
Liberty Mutual Group, Inc.
  144A 5.750%, 3/15/14(4)                                                                    200             210
  144A 7.000%, 3/15/34(4)                                                                    150             148
Liberty Mutual Insurance Co. 144A 8.500%,
  5/15/25(4)                                                                                  25              29
Lincoln National Corp. 6.050%, 4/20/67(3)                                                    365             341
Lloyds Banking Group Capital No.1 plc 144A
  7.875%, 11/1/20(4)                                                                         400             390
Lloyds TSB Bank plc
  144A 4.375%, 1/12/15(4)                                                                    100             102
  144A 6.500%, 9/14/20(4)                                                                    600             590
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)                                                   750             749
Morgan Stanley 144A 10.090%, 5/3/17(4)                                                     1,250 BRL         731
New York Life Insurance Co. 144A 5.875%,
  5/15/33(4)                                                                                 100             102
NYMAGIC, Inc. 6.500%, 3/15/14                                                                150             135

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
FINANCIALS--(CONTINUED)
OJSC AK Transneft (TransCapitalInvest Ltd.)
  144A 5.670%, 3/5/14(4)                                                              $      880       $     940
OneAmerica Financial Partners, Inc. 144A
  7.000%, 10/15/33(4)                                                                        175             150
OneBeacon U.S. Holdings, Inc. 5.875%, 5/15/13                                                175             188
Pinnacle Foods Finance LLC / Pinnacle Foods
  Finance Corp. 9.250%, 4/1/15                                                                75              79
ProLogis 7.625%, 8/15/14                                                                      75              86
Prudential Financial, Inc. 8.875%, 6/15/68(3)                                                550             649
Realogy Corp. 144A 7.875%, 2/15/19(4)                                                        500             499
Regions Financial Corp.
  7.750%, 11/10/14                                                                           225             243
  5.750%, 6/15/15                                                                            200             204
Resona Bank Ltd. 144A 5.850%(3)(4)(6)(7)                                                   1,250           1,236
Royal Bank of Scotland Group plc (The)
  7.648%(3)(6)(7)                                                                            450             423
Royal Bank of Scotland plc (The)
  4.875%, 3/16/15                                                                            385             400
  3.950%, 9/21/15                                                                             35              35
  5.625%, 8/24/20                                                                            750             748
Russian Agricultural Bank OJSC (RSHB Capital
SA)
  144A 9.000%, 6/11/14(4)                                                                    120             138
  144A 6.299%, 5/15/17(4)                                                                    715             749
SLM Corp.
  5.450%, 4/25/11                                                                            250             251
  4.228%, 1/31/14(3)(9)                                                                       50              49
  6.250%, 1/25/16                                                                            650             678
  8.450%, 6/15/18                                                                            950           1,064
Societe Generale
  144A 3.100%, 9/14/15(4)                                                                    100              98
  144A 5.922%(3)(4)(6)(8)                                                                    550             520
Sovereign Bank 8.750%, 5/30/18                                                               600             678
SunTrust Bank 5.400%, 4/1/20                                                                 250             254
SunTrust Banks, Inc. 6.000%, 9/11/17                                                          75              83
SunTust Capital Vlll 6.100%, 12/1/66(3)                                                      750             731
Vnesheconombank Via (VEB Finance Ltd.) 144A
  6.902%, 7/9/20(4)                                                                          500             538
Webster Financial Corp. 5.125%, 4/15/14                                                      230             223
Woori Bank
  144A 4.750%, 1/20/16(4)                                                                    125             129
  144A 6.125%, 5/3/16(3)(4)                                                                1,000           1,003
XL Capital Ltd. 5.250%, 9/15/14                                                               85              90

                                                                                       PAR VALUE         VALUE
                                                                                      -----------      ---------
FINANCIALS--(CONTINUED)
Zions Bancorp
  7.750%, 9/23/14                                                                     $      145       $     157
  6.000%, 9/15/15                                                                            125             126
                                                                                                        --------
                                                                                                          43,234
                                                                                                        --------
HEALTH CARE--1.0%
Fresenius Medical Care Capital Trust IV 7.875%,
  6/15/11                                                                                     25              25
Mylan, Inc. 144A 7.625%, 7/15/17(4)                                                          113             122
Omnicare, Inc. 7.750%, 6/1/20                                                                185             197
U.S. Oncology, Inc. Escrow 0.000%, 2/16/49(2)(12)                                            437               0
Patheon, Inc. 144A 8.625%, 4/15/17(4)                                                         10              10
PharmaNet Development Group, Inc. 144A
  10.875%, 4/15/17(4)                                                                        280             310
Rotech Healthcare, Inc.
  10.750%, 10/15/15                                                                           75              82
  144A 10.500%, 3/15/18(4)                                                                   350             348
Select Medical Corp. 7.625%, 2/1/15                                                          555             568
Universal Health Services Escrow Corp. 144A
  7.000%, 10/1/18(4)                                                                         135             140
Vanguard Health Holding Co. II LLC / Vanguard
  Holding Co. II, Inc. 144A 7.750%, 2/1/19(4)                                               466              474
                                                                                                        --------
                                                                                                           2,276
                                                                                                        --------
INDUSTRIALS--3.5%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)                                                   600             617
America West Airlines 00-1G 8.057%, 7/2/20                                                    52              54
AWAS Aviation Capital Ltd. 144A 7.000%,
  10/15/16(4)                                                                                100             100
CHC Helicopter SA 144A 9.250%, 10/15/20(4)                                                   325             336
Continental Airlines, Inc. Pass-Through-Trust 98-
  1A, 6.648%, 3/15/19                                                                        656             691
Deluxe Corp. 144A 7.000%, 3/15/19(4)                                                         510             510
DRS Technologies, Inc. 6.625%, 2/1/16                                                        500             516
GATX Corp. 4.750%, 5/15/15                                                                    60              63
General Cable Corp. 7.125%, 4/1/17                                                           500             518
Global Aviation Holdings, Inc. 14.000%, 8/15/13                                              395             465
Kennametal, Inc. 7.200%, 6/15/12                                                             225             235
Kratos Defense & Security Solutions, Inc.
  10.000%, 6/1/17                                                                            500             554
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)                                              165             185

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       PAR VALUE         VALUE
                                                                                      ----------       ---------
INDUSTRIALS--(CONTINUED)
Marquette Transportation Co. / Marquette
  Transportation Finance Corp. 144A 10.875%,
  1/15/17(4)                                                                          $      125       $     131
Owens Corning, Inc. 6.500%, 12/1/16                                                          745             811
Steelcase, Inc. 6.375%, 2/15/21                                                              675             688
Teekay Corp. 8.500%, 1/15/20                                                                 225             245
Thermadyne Holdings Corp. 144A 9.000%,
  12/15/17(4)                                                                                500             531
Toledo Edison Co. (The) 7.250%, 5/1/20                                                        30              35
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)                                                  600             639
                                                                                                       ---------
                                                                                                           7,924
                                                                                                       ---------
INFORMATION TECHNOLOGY--2.3%
Broadridge Financial Solutions, Inc. 6.125%,
  6/1/17                                                                                   1,000           1,010
CDW Escrow Corp. 144A 8.500%, 4/1/19(4)                                                      575             577
CDW LLC / CDW Finance Corp. PIK Interest
  Capitalization 11.500%, 10/12/15(3)                                                        215             233
CommScope, Inc. 144A 8.250%, 1/15/19(4)                                                      520             546
Crown Castle Holdings GS V LLC / Crown Castle
  GS III Corp. 144A 7.750%, 5/1/17(4)                                                         75              82
Freescale Semiconductor, Inc. 10.125%, 12/15/16                                              300             320
Jabil Circuit, Inc.
  7.750%, 7/15/16                                                                             48              55
  8.250%, 3/15/18                                                                            900           1,026
Seagate HDD Cayman 144A 7.750%, 12/15/18(4)                                                  600             624
Sorenson Communications, Inc. 144A 10.500%,
  2/1/15 (4)                                                                                 350             262
Spansion LLC 144A 7.875%, 11/15/17(4 )                                                       300             307
SunGard Data Systems, Inc. 144A 7.375%,
  11/15/18(4)                                                                                100             103
                                                                                                       ---------
                                                                                                           5,145
                                                                                                       ---------
MATERIALS--5.7%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)                                               500             555
Allegheny Technologies, Inc. 9.375%, 6/1/19                                                1,065           1,349
APERAM 144A 7.375%, 4/1/16(4)                                                                250             256
Bemis Co., Inc. 5.650%, 8/1/14                                                                20              22
Berry Plastics Corp. 9.500%, 5/15/18                                                         185             185
Catalyst Paper Corp. 7.375%, 3/1/14                                                        1,105             854
Celanese U.S. Holdings LLC 144A 6.625%,
  10/15/18(4)                                                                                 45              46
Commercial Metals Co. 7.350%, 8/15/18                                                        140             146

                                                                                       PAR VALUE           VALUE
                                                                                      ----------       ---------
MATERIALS--(CONTINUED)
Edgen Murray Corp. 12.250%, 1/15/15                                                   $      350       $     345
Georgia-Pacific LLC
  144A 7.125%, 1/15/17(4)                                                                    800             853
  144A 5.400%, 11/1/20(4)                                                                     75              74
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)                                                200             222
Graham Packaging Co., LP/GPC Capital Corp I
  8.250%, 10/1/18                                                                            110             119
Hanson Australia Funding Ltd. 5.250%, 3/15/13                                                125             130
Huntsman International LLC 144A 8.625%,
  3/15/21(4)                                                                                 125             137
Ineos Group Holdings plc 144A 8.500%, 2/15/16(4)                                           1,450           1,470
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)                                                195             200
Lyondell Chemical Co. 11.000%, 5/1/18                                                        250             282
Nova Chemicals Corp. 3.568%, 11/15/13(3)                                                   1,568           1,572
Oxea Finance / Cy SCA 144A 9.500%, 7/15/17(4)                                                355             389
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15(4)                                            500             527
Ryerson, Inc. 12.000%, 11/1/15                                                               400             436
Severstal OAO Via Steel Capital SA 144A
  6.700%, 10/25/17(4)                                                                        100             103
Solo Cup Co. / Solo Cup Operating Corp. 8.500%,
  2/15/14                                                                                    375             337
Steel Dynamics, Inc. 7.375%, 11/1/12                                                         337             361
USG Corp. 144A 9.750%, 8/1/14(4)                                                              13              14
Vedanta Resources plc
  144A 8.750%, 1/15/14(4)                                                                    100             107
  144A 9.500%, 7/18/18(4)                                                                    625             687
Verso Paper Holdings LLC / Verso Paper, Inc.
  11.500%, 7/1/14                                                                             46              50
  Series B, 4.054%, 8/1/14(3)                                                                 85              84
  Series B, 11.375%, 8/1/16                                                                  850             905
                                                                                                       ---------
                                                                                                          12,817
                                                                                                       ---------
TELECOMMUNICATION SERVICES--2.8%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)                                                     12              12
Clearwire Communications LLC / Clearwire
  Finance, Inc.
  144A 12.000%, 12/1/15(4)                                                                    85              92
  144A 12.000%, 12/1/15(4)                                                                   100             109
Crown Castle Towers LLC
  144A 4.523%, 1/15/35(4)                                                                     75              78
  144A 3.214%, 8/15/35(4)                                                                     50              50
  144A 5.495%, 1/15/37(4)                                                                     85              90
  144A 4.883%, 8/15/40(4)                                                                    500             500

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                  PAR VALUE          VALUE
                                                                 ----------       --------
TELECOMMUNICATION SERVICES--(CONTINUED)
Embarq Corp. 6.738%, 6/1/13                                      $       50        $    54
Frontier Communications Corp.
   7.875%, 4/15/15                                                      295            319
   8.125%, 10/1/18                                                      150            162
ITC DeltaCom, Inc. 10.500%, 4/1/16                                      400            443
Nextel Communications, Inc.
   Series E 6.875%, 10/31/13                                            235            238
   Series D 7.375%, 8/1/15                                            1,075          1,084
OJSC Vimpel Communications (VIP Finance Ireland Ltd.)
   144A 8.375%, 4/30/13(4)                                              100            110
   144A 9.125%, 4/30/18(4)                                              250            286
Qwest Corp.
   8.375%, 5/1/16                                                       300            357
   6.500%, 6/1/17                                                       307            339
SBA Tower Trust 144A 4.254%, 4/15/40(4)                                 115            120
Telecom Italia Capital SA 6.175%, 6/18/14                               100            107
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)                         245            241
West Corp. 144A 7.875%, 1/15/19(4)                                      420            429
Wind Acquisition Escrow 144A 0.000%, 7/15/17(4,12)                      350              0
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4,12)               350            404
Windstream Corp.
   7.000%, 3/15/19                                                      250            253
   144A 7.750%, 10/15/20(4)                                             425            439
                                                                                    ------
                                                                                     6,316
                                                                                    ------

UTILITIES--0.8%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)                 290            308
Calpine Corp. 144A 7.875%, 1/15/23(4)                                   250            260
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)               135            151
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)                     345            366
Midwest Generation LLC Series B 8.560%, 1/2/16                          158            161
NRG Energy, Inc. 144A 7.625%, 1/15/18(4)                                 95             99
Suburban Propane Partners LP / Suburban
Energy Finance Corp. 7.375%, 3/15/20                                    150            161
Texas Competitive Electric Holdings Co. LLC
   Series A 10.250%, 11/1/15                                            396            234

                                                                  PAR VALUE          VALUE
                                                                 ----------        -------
UTILITIES--(CONTINUED)
TransAlta Corp. 4.750%, 1/15/15                                  $       35        $    37
                                                                                   -------
                                                                                     1,777
                                                                                   -------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $105,759)                                                         113,152
                                                                                   -------
CONVERTIBLE BONDS--0.2%

Transocean, Inc. Series C, 1.500%, 12/15/37                             500            487
                                                                                   -------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $460)                                                                 487
                                                                                   -------
LOAN AGREEMENTS(3)--15.2%

CONSUMER DISCRETIONARY--4.5%
AMF Bowling Worldwide, Inc. Tranche B, 2.750%, 6/7/13                   833            748
Bourland & Leverich Supply Co. LLC 11.000%, 8/19/15                     293            304
Brickman Group Holdings, Inc. Tranche B,7.250%, 10/14/16                299            306
Building Materials Holdings Corp. 3.000%, 1/5/15(11)                     52             46
Caesars Entertainment Operating Co., Inc.
   Tranche B-2, 3.000%, 1/28/15                                         562            524
   Tranche B-4, 9.500%, 10/31/16                                         30             31
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14                      799            767
CityCenter Holdings LLC 0.000%, 1/21/15                                  70             71
FIimyard Holdings LLC (Miramax) 7.750%, 6/22/16                         175            178
Focus Brands, Inc. 5.750%, 11/5/16                                      107            108
Gateway Casinos & Entertainment Ltd. Tranche B,
   7.000%, 11/2/15                                                      437(CAD)       455
Getty Images, Inc. 5.250%, 11/7/16                                      259            261
Guitar Center, Inc. 5.560%, 4/9/17                                      225            218
Herbst Gaming, Inc. 10.000%, 12/31/15                                   250            260
HHI Holdings LLC 7.750%, 3/21/17                                        250            250
Intelsat Jackson Holding Ltd. 3.300%, 2/1/14                             90             89
inVentiv Health, Inc. Tranche B, 4.750%, 8/4/16                         248            249
Kalispel Tribal Economic Authority 7.500%, 2/25/17                      500            493
Landry's Restaurants, Inc. 6.625%, 12/1/14                              305            307
Las Vegas Sands LLC
   Tranche B, 3.000%, 11/23/16                                          243            237

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                   PAR VALUE         VALUE
                                                                 -----------       -------
CONSUMER DISCRETIONARY--(CONTINUED)
   Tranche DD-I, 3.000%, 11/23/16                                $       49        $    48
Mediacom Illinois LLC Tranche D, 5.500%, 3/31/17                         87             87
Metaldyne LLC 7.750%, 10/22/16                                          373            381
Nielsen Finance LLC Tranche B, 4.010%, 5/1/16                           425            426
Ozburn-Hessey Holding Co., LLC 7.500%, 4/8/16                           322            325
Radio One, Inc. 0.000%, 3/7/16                                          225            228
Revel Entertainment Group LLC Tranche B 9.000%, 2/17/17                 258            251
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17                274            272
Toys "R" Us, Inc. 6.000%, 9/1/16                                         50             50
Transtar Industries, Inc. 10.250%, 12/21/17                             275            282
Universal City Development Partners Ltd. 5.500%, 11/6/14                 67             67
Visant Corp. Tranche B 5.250%, 12/22/16                                 748            748
Vision Solutions, Inc.
   6.000%, 7/23/16                                                      465            467
   8.250%, 9/3/16                                                         -(10)          -(10)
VWR Funding, Inc. 2.750%, 6/30/14                                       613            603
                                                                                   -------
                                                                                    10,137
                                                                                   -------

CONSUMER STAPLES--0.6%
Del Monte Foods Co. 4.500%, 3/8/18                                      114            115
Revlon Consumer Products Corp. 6.000%, 3/11/15                          569            572
Spectrum Brands Holdings, Inc. 5.417%, 6/17/16                          700            707
                                                                                   -------
                                                                                     1,394
                                                                                   -------

ENERGY-0.1%
Big West Oil LLC 7.000%, 3/31/16                                        137            139
                                                                                   -------

FINANCIALS--1.1%
Agile Property Holdings Ltd. 3.000%, 1/25/13                            560            526
American General (Springleaf) Financial Services
   7.250%, 4/21/15                                                       45             45
Asurion, LLC Tranche B-2, 6.750%, 3/31/15                               349            354
Delos Aircraft, Inc. Tranche 2, 7.000%, 3/17/16                          70             71
Fifth Third Processing Solutions LLC 8.250%, 11/3/17                    475            485
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15                          34             35
International Lease Finance Corp. (Delos Aircraft,
   Inc.) Tranche 1, 6.750%, 3/17/15                                      95             96
iStar Financial, Inc. Tranche A-2 7.000%, 6/30/14                       465            465

                                                                  PAR VALUE          VALUE
                                                                 -----------       -------
FINANCIALS--(CONTINUED)
Pinnacle Foods Finance LLC 2.760%, 4/2/14                        $       44        $    44
Synatech Technologies, Inc. (Synagro
   Technologies, Inc.) 2.255%, 4/2/14                                   492            460
                                                                                   -------
                                                                                     2,581
                                                                                   -------

HEALTH CARE--1.4%
Ardent Health Services LLC 6.500%, 9/15/15                              495            497
Aveta, Inc.
   Tranche NAMM 8.500%, 4/14/15                                         237            239
   Tranche MMM 8.500%, 4/14/15                                          237            239
Axcan Intermediate Holdings, Inc. 5.500%, 2/10/17                       414            415
Medical Card Systems, Inc. 12.000%, 9/17/15                             365            387
NBTY, Inc. Tranche B-1 4.250%, 10/1/17                                   25             25
RehabCare Group, Inc. Tranche B, 6.000%, 11/24/15                       123            124
Res-Care, Inc. Tranche B, 7.250%, 12/22/16                              499            501
Sheridan Healthcare, Inc. Tranche B, 4.060%, 6/15/14                    100             99
Smile Brands, Inc. Tranche B, 7.250%, 12/21/17                          374            376
Vanguard Health Holding Co., LLC 5.000%, 1/29/16                         45             45
Viking Acquisition, Inc. 6.000%, 11/5/16                                120            120
                                                                                   -------
                                                                                     3,067
                                                                                   -------

INDUSTRIALS--2.0%
Alliance Laundry Holdings, Inc. 6.250%, 9/30/16                         577            584
ARAMARK Corp.
   Letter of Credit 2, 0.000%, 7/26/16                                    2              2
   Tranche B, 3.560%, 7/26/16                                            26             26
Brock Holdings Ill, Inc. 10.000%, 3/16/18                               265            273
Bucyrus International, Inc. Tranche C, 4.250%, 2/19/16                  169            169
Ceridian Corp. 3.250%, 11/9/14                                        1,226          1,197
Goodman Global, Inc. 9.000%, 10/30/17                                   158            163
Harland Clarke Holdings Corp. Tranche B, 2.786%, 6/30/14                762            727
Hawker Beechcraft Aquistion Co., LLC
   Letter of Credit, 2.100%, 3/26/14                                     22             20
   2.280%, 3/26/14                                                      361            319
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15               323            339
Intelligrated, Inc. 7.500%, 2/17/17                                     500            498

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)


                                                                                                        PAR VALUE        VALUE
                                                                                                        ---------        ------
INDUSTRIALS--(CONTINUED)
Vertrue LLC 5.310%, 8/16/14                                                                             $      169       $  151
                                                                                                                         -------
                                                                                                                          4,468
                                                                                                                         -------

INFORMATION TECHNOLOGY--2.9%
Applied Systems, Inc. 9.250%, 6/8/17                                                                           333          339
Attachmate Corp. 0.000%, 2/3/17                                                                                550          547
Avaya, Inc.
   Tranche B-1 3.060%, 10/24/14                                                                                273          264
   Tranche B-3 4.810%, 10/26/17                                                                                547          535
AVG Technologies N.V. 7.500%, 3/15/16                                                                          425          419
DynCorp International LLC 6.250%, 7/7/16                                                                       364          367
Fibertech Networks LLC 6.750%, 11/30/16                                                                        142          143
First Data Corp.
   Tranche B-3, 3.000%, 9/24/14                                                                                778          747
   Tranche B-1, 3.000%, 9/24/14                                                                                543          521
Freescale Semiconductor, Inc. 4.510%, 12/1/16                                                                  475          473
Infor Enterprise Solutions Holdings, Inc.
   Tranche DD, 6.500%, 3/2/14                                                                                  174          162
   6.500%, 3/2/14                                                                                              301          279
Instant Web, Inc.
   Tranche DD 3.630%, 8/7/14                                                                                    42           36
   3.630%, 8/7/14                                                                                              408          350
Reynolds & Reynolds Co. (The) 5.250%, 4/21/17                                                                  122          122
SonicWALL, Inc. 8.333%, 1/23/16                                                                                363          366
Sorenson Communications, Inc. Tranche C 0.000%, 8/16/13                                                        250          239
Spansion LLC 6.250%, 2/9/15                                                                                    301          304
Transaction Network Services, Inc. 6.500%, 11/18/15                                                            271          272
                                                                                                                         -------
                                                                                                                          6,485
                                                                                                                         -------

MATERIALS--0.7%
Anchor Glass Container Corp.
   6.000%, 3/2/16                                                                                               55           56
   10.000%, 9/2/16                                                                                              50           51
Baker (J.T.) Holdings, Inc. (Avantor) 6.250%, 10/7/16                                                           14           14
Berry Plastics Group, Inc. Tranche C, 2.310%, 4/3/15                                                           142          137
CPG International, Inc. Tranche B 6.500%, 2/18/17                                                              265          266
Diversey, Inc. Tanche B 4.000%, 11/24/15                                                                        43           43
Hoffmaster Group, Inc. 7.063%, 6/2/16                                                                          447          448


                                                                                                        PAR VALUE        VALUE
                                                                                                        ---------        ------
MATERIALS--(CONTINUED)
Huntsman International LLC
   Tranche B, 1.800%, 4/19/14                                                                           $        4       $    4
   Extended Tranche B 2.775%, 4/19/17                                                                           10           11
New Sunward Holding BV Tranche B, 4.810%, 2/14/14                                                              449          422
Smurfit-Stone Container Enterprise 6.750%, 7/15/16                                                             204          205
                                                                                                                         -------
                                                                                                                          1,657
                                                                                                                         -------

TELECOMMUNICATION SERVICES--1.4%
Level 3 Communications, Inc. Tranche B 11.500%, 3/13/14                                                        256          274
nTelos, Inc. Tranche B 4.000%, 8/7/15                                                                          250          251
Presidio, Inc. 7.500%, 3/31/17                                                                                 250          250
Securus Technologies Holdings, Inc. 8.000%, 10/31/14                                                           426          432
U.S. TelePacific Corp. 5.750%, 2/23/17                                                                         273          274
Univision Communications, Inc. 4.500%, 3/31/17                                                               1,342        1,312
Vonage America, Inc. / Vonage Holdings Corp. 9.750%, 12/14/15                                                  278          278
                                                                                                                         -------
                                                                                                                          3,071
                                                                                                                         -------

UTILITIES--0.5%
NRG Energy, Inc.
   2.060%, 2/1/13                                                                                              107          106
   Letter of Credit 2.060%, 2/1/13                                                                             626          624
Texas Competitive Electric Holdings Co., LLC Tranche B-2, 3.770%, 10/10/14                                     484          409
                                                                                                                         -------
                                                                                                                          1,139
                                                                                                                         -------

TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $33,300)                                                                                                34,138
                                                                                                                         -------

                                                                                                        SHARES          VALUE
                                                                                                        ------          ------
PREFERRED STOCK--2.2%
FINANCIALS--2.0%
Ally Financial, Inc. Series A, 8.50%(3)                                                                 20,000              497
Ally Financial, Inc. Series G,144A 7.00%(4)                                                                439              409
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.92%(3)                     380              322
Banco do Brasil S.A. 144A 8.50%(3)(4)                                                                      200              229
Bank of America Corp. Series K, 8.00%(3)                                                                   625              672
Citigroup Capital XIII 7.875%,(3)                                                                        9,350              256

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                   SHARES         VALUE
                                                                                                   ------     ---------
FINANCIALS--(CONTINUED)
FNMA Series S, 8.250%(2)(3)                                                                        63,000     $     107
JPMorgan Chase & Co. Series 1, 7.90%(3)                                                               525           575
PNC Financial Services Group, Inc. Series K, 8.25%(3)                                                 650           686
Saul Centers, Inc. Series A 8.000%                                                                    425            11
UOB Cayman Ltd. 144A 5.80%(3)(4)                                                                      700           710
                                                                                                              ---------
                                                                                                                  4,474
                                                                                                              ---------

INDUSTRIALS--0.2%
Seaspan Corp. Series C, 9.50%                                                                      20,000           538
                                                                                                              ---------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $5,421)                                                                                          5,012
                                                                                                              ---------

COMMON STOCKS--0.0%

CONSUMER DISCRETIONARY-0.0%
Mark IV Industries(2)                                                                                 217            13
                                                                                                              ---------

FINANCIALS--0.0%
CIT Group, Inc.(2)                                                                                  1,257            53
                                                                                                              ---------

INDUSTRIALS--0.0%
Building Materials Holding Corp.(2)(11)                                                            27,113            29
                                                                                                              ---------

TOTAL COMMON STOCKS
(IDENTIFIED COST $88)                                                                                                95
                                                                                                              ---------

TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $208,152)                                                                                      221,310
                                                                                                              ---------

SHORT-TERM INVESTMENTS--0.2%

MONEY MARKET MUTUAL FUNDS--0.2%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.110%)            530,007           530
                                                                                                              ---------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $530)                                                                                              530
                                                                                                              ---------

TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $208,682)                                                                                      221,840(1)

Other assets and liabilities, net--1.5%                                                                            3,370
                                                                                                              ---------

NET ASSETS--100.0%                                                                                             $ 225,210
                                                                                                              =========

ABBREVIATIONS:
ADS American Depositary Share
FNMA Federal National Mortgage Association ("Fannie Mae").
NATL National Public Finance Guarantee Corp.
PIK Payment-in-Kind Security

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $59,392 or 26.4% of net assets.

(5) Regulation S security. Security is offered and sold outside of the United States.

(6)  No contractual maturity date

(7)  Interest payments may be deferred.

(8) Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

(9) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(10) Amounts are less than $500 (not reported in 000s).

(11) Illiquid security.

(12) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

FOREIGN CURRENCIES:

AUD  Australian Dollar
BRL  Brazil Real
CAD  Canadian Dollar
COP  Colombian Peso
EUR  European Currency Unit
IDR  Indonesian Rupiah
KRW  Korean Won
NOK  Norwegian Krone
NZD  New Zealand Dollar
PLZ  Polish Zloty
SEK  Swedish Krona
TRY  New Turkish Lira
ZAR  South Africa Rand

                    VIRTUS MULTI-SECTOR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)
COUNTRY WEIGHTINGS (Unaudited)+

United States (includes short-term investments)     71%
Brazil                                               3
Russia                                               3
United Kingdom                                       3
Argentina                                            2
Canada                                               2
Venezuela                                            2
Other                                               14
                                                 -----
Total                                              100%
                                                 -----

+   % of total investments as of March 31, 2011

Virtus Multi-Sector Fixed Income Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                       TOTAL                                      LEVEL 2              LEVEL 3
                                                      VALUE AT                                  SIGNIFICANT         SIGNIFICANT
                                                      MARCH 31,              LEVEL 1            OBSERVABLE           UNOBSERVABLE
                                                        2011              QUOTED PRICES           INPUTS               INPUTS
                                                   --------------        --------------        -------------       -------------
Debt Securities:
   Asset-Backed Securities                         $        5,448        $          --         $        5,448      $         --
   Convertible Bonds                                          487                   --                    487                --
   Corporate Bonds and Notes                              113,152                   --                113,152                 0*
   Foreign Government Securities                           27,109                   --                 27,109                --
   Loan Agreements                                         34,138                   --                 33,612               526
   Mortgage-Backed Securities                              32,553                   --                 32,553                --
   Municipal Bonds                                          3,316                   --                  3,316                --
Equity Securities:
   Common Stocks                                               95                   53                     --                42
   Preferred Stock                                          5,012                   11                  5,001                --
   Short-term Investments                                     530                  530                     --                --
                                                   --------------        --------------        --------------      ------------
Total Investments                                  $      221,840        $         594         $      220,678      $        568
                                                   --------------        --------------        --------------      ------------

*    Level 3 Corporate Bond valued at zero at end of period

    1 | The accompanying notes are an integral part of the financial statements.

Virtus Multi-Sector Fixed Income Series

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                              Asset-Backed          Corporate           Loan        Common
INVESTMENTS IN SECURITIES                          TOTAL       Securities        Bonds and Notes     Agreements     Stocks
                                                  ------      ------------       ----------------    ------------   -------
BALANCE AS OF DECEMBER 31, 2010:                  $  652     $         112       $             --    $       510    $    30

Accrued Discount/(Premium)                             1                --                     --              1         --

Realized Gain (Loss)                                  --                --(c)                  --             --         --

Change in Unrealized Appreciation (Depreciation)      28                 1                     --             15         12

Purchases                                             --                --                     --             --         --

Sales(b)                                              (8)               (8)                    --             --         --

Transfers into Level 3(a)                             --                --                     --             --         --

Transfers from Level 3(a)                           (105)             (105)                     0             --         --
                                                  ------      ------------       ----------------    -----------    -------
BALANCE AS OF MARCH 31, 2011                      $  568      $         --       $              0    $       526    $    42
                                                  ======      ============       ================    ===========    =======

(a) "Transfers in and/or out" represent the ending value as of March 31, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

(c)  Amount is less than $500.

                       VIRTUS PREMIUM ALPHASECTOR SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                        SHARES        VALUE
                                                                                       --------     ---------
EXCHANGE-TRADED FUNDS-95.0%
Consumer Discretionary Select Sector SPDR Fund                                          2,720       $     106
Consumer Staples Select Sector SPDR Fund                                                3,550             106
Energy Select Sector SPDR Fund                                                          1,400             112
Financial Select Sector SPDR Fund                                                       6,270             103
Health Care Select Sector SPDR Fund                                                     3,220             107
Industrial Select Sector SPDR Fund                                                      2,830             107
Materials Select Sector SPDR Fund                                                       2,630             105
Technology Select Sector SPDR Fund                                                      3,900             102
Utilities Select Sector SPDR Fund                                                       3,280             104
                                                                                                    ---------
TOTAL EXCHANGE-TRADED FUNDS  (IDENTIFIED COST $953)                                                       952
                                                                                                    ---------
TOTAL LONG TERM INVESTMENTS-95.0% (IDENTIFIED COST $953)                                                  952
                                                                                                    ---------
SHORT-TERM INVESTMENTS-5.2%
MONEY MARKET MUTUAL FUNDS-5.2%
Dreyfus Cash Management Fund - Institutional
  Shares (seven-day effective yield 0.110%)                                            52,496              52
                                                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $52)                                                         52
                                                                                                    ---------
TOTAL INVESTMENTS-100.2% (IDENTIFIED COST $1,005)                                                       1,004(1)
                                                                                                    ---------
Other assets and liabilities, net-(0.2)%                                                                   (2)
                                                                                                    ---------
NET ASSETS-100.0%                                                                                   $   1,002
                                                                                                    =========

ABBREVIATIONS:
SPDR S&P Depositary Receipt

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

Virtus Premium AlphaSector Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                            TOTAL VALUE AT           LEVEL 1
                                            MARCH 31, 2011       QUOTED PRICES
                                            --------------     -----------------

Equity Securities:
    Exchange-Traded Funds                             $952                  $952
    Short-Term Investments                              52                    52
                                            --------------     -----------------
Total Investments                                 $  1,004             $   1,004
                                            --------------     -----------------

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                      VIRTUS REAL ESTATE SECURITIES SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ Reported in Thousands)

                                                                                          SHARES                 VALUE
                                                                                         --------              --------
COMMON STOCKS--99.4%
REAL ESTATE INVESTMENT TRUSTS--99.4%
DIVERSIFIED--7.5%
Digital Realty Trust, Inc.                                                                 47,667             $  2,771
Vornado Realty Trust                                                                       65,736                5,752
                                                                                                              --------
                                                                                                                 8,523
                                                                                                              --------
HEALTH CARE--9.9%
HCP, Inc.                                                                                  84,546                3,208
Health Care REIT, Inc.                                                                     39,927                2,094
Nationwide Health Properties, Inc.                                                         78,193                3,325
Ventas, Inc.                                                                               46,321                2,515
                                                                                                              --------
                                                                                                                11,142
                                                                                                              --------
INDUSTRIAL/OFFICE--24.4%
INDUSTRIAL--5.7%
AMB Property Corp.                                                                         61,883                2,226
ProLogis                                                                                  268,207                4,286
                                                                                                              --------
                                                                                                                 6,512
                                                                                                              --------
MIXED--3.2%
Duke Realty Corp.                                                                         129,130                1,809
Liberty Property Trust                                                                     53,764                1,769
                                                                                                              --------
                                                                                                                 3,578
                                                                                                              --------
OFFICE--15.5%
Alexandria Real Estate Equities, Inc.                                                      20,811                1,623
BioMed Realty Trust, Inc.                                                                 100,527                1,912
Boston Properties, Inc.                                                                    56,814                5,389
Corporate Office Properties Trust                                                          39,602                1,431
Kilroy Realty Corp.                                                                        80,516                3,126
Mack-Cali Realty Corp.                                                                     38,274                1,297
SL Green Realty Corp.                                                                      36,021                2,709
                                                                                                              --------
                                                                                                                17,487
                                                                                                              --------
                                                                                                                27,577
                                                                                                              --------
LODGING/RESORTS--7.0%
Host Hotels & Resorts, Inc.                                                               298,974                5,265
LaSalle Hotel Properties                                                                   66,213                1,788
Starwood Hotels & Resorts Worldwide, Inc.                                                  15,280                  888
                                                                                                              --------
                                                                                                                 7,941
                                                                                                              --------
RESIDENTIAL--18.6%
APARTMENTS--17.3%
American Campus Communities, Inc.                                                           7,147                  236

                                                                                           SHARES               VALUE
                                                                                         ----------           --------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Apartment Investment & Management Co. Class A                                              85,299             $  2,172
AvalonBay Communities, Inc.                                                                34,608                4,156
BRE Properties, Inc.                                                                       35,606                1,680
Campus Crest Communities, Inc.                                                             40,043                  474
Equity Residential                                                                        142,214                8,022
Essex Property Trust, Inc.                                                                  6,491                  805
UDR, Inc.                                                                                  83,589                2,037
                                                                                                              --------
                                                                                                                19,582
                                                                                                              --------
MANUFACTURED HOMES--1.3%
Equity Lifestyle Properties, Inc.                                                          25,812                1,488
                                                                                                              --------
                                                                                                                21,070
                                                                                                              --------
RETAIL--25.1%
REGIONAL MALLS--16.1%
General Growth Properties, Inc.(2)                                                        105,521                1,633
Macerich Co. (The)                                                                         66,597                3,299
Simon Property Group, Inc.                                                                109,856               11,772
Taubman Centers, Inc.                                                                      27,978                1,499
                                                                                                              --------
                                                                                                                18,203
                                                                                                              --------
SHOPPING CENTERS--9.0%
Developers Diversified Realty Corp.                                                       103,450                1,448
Federal Realty Investment Trust                                                             2,429                  198
Kimco Realty Corp.                                                                        230,884                4,235
Regency Centers Corp.                                                                      49,800                2,165
Weingarten Realty Investors                                                                84,970                2,130
                                                                                                              --------
                                                                                                                10,176
                                                                                                              --------
                                                                                                                28,379
                                                                                                              --------
SELF STORAGE--6.9%
Extra Space Storage, Inc.                                                                 123,305                2,554
Public Storage                                                                             47,327                5,249
                                                                                                              --------
                                                                                                                 7,803
                                                                                                              --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $62,694)                                                                                      112,435
                                                                                                              --------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $62,694)                                                                                      112,435
                                                                                                              --------

                      VIRTUS REAL ESTATE SECURITIES SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                           SHARES                VALUE
                                                                                         ----------           ----------
SHORT-TERM INVESTMENTS--0.2%
MONEY MARKET MUTUAL FUNDS--0.2%
Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.110%)                                                        284,876             $    285
                                                                                                              --------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $285)                                                                                             285
                                                                                                              --------

Total Investments--99.6%
(IDENTIFIED COST $62,979)                                                                                      112,720(a)
                                                                                                              --------
Other assets and liabilities, net--0.4%                                                                            398
                                                                                                              --------

NET ASSETS--100.0%                                                                                            $113,118
                                                                                                              ========

ABBREVIATION LEGEND:
REIT Real Estate Investment Trust

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at March 31, 2011, see
     Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

Virtus Real Estate Securities Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                       TOTAL VALUE AT
                                                          MARCH 31,                  LEVEL 1
                                                            2011                  QUOTED PRICES
                                                       ---------------            --------------
Common Stocks:
    Real Estate Investment Trusts                      $       112,435            $      112,435
Short-Term Investments                                             285                       285
                                                       ---------------            --------------
Total Investments                                      $       112,720            $      112,720
                                                       ---------------            --------------

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                         VIRTUS SMALL-CAP GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                        SHARES        VALUE
                                                                                       ---------     ---------
COMMON STOCKS--98.0%
CONSUMER DISCRETIONARY--13.8%
Aaron's, Inc.                                                                          126,800          $3,216
Morningstar, Inc.                                                                       51,500           3,006
Pool Corp.                                                                             154,000           3,713
                                                                                                     ---------
                                                                                                         9,935
                                                                                                     ---------
CONSUMER STAPLES--4.8%
Hansen Natural Corp.(2)                                                                 57,900           3,487
                                                                                                     ---------
FINANCIALS--4.9%
Cohen & Steers, Inc.                                                                   120,000           3,562
                                                                                                     ---------
HEALTH CARE--28.4%
Abaxis, Inc.(2)                                                                        125,200           3,611
Bio-Reference Labs, Inc.(2)                                                            125,000           2,805
Immucor, Inc.(2)                                                                       160,500           3,175
Meridian Bioscience, Inc.                                                              119,400           2,864
National Research Corp.                                                                 30,200           1,025
Quality Systems, Inc.                                                                   36,700           3,059
Techne Corp.                                                                            54,600           3,909
                                                                                                     ---------
                                                                                                        20,448
                                                                                                     ---------
INDUSTRIALS--13.2%
Aaon, Inc.                                                                              15,946             525
Copart, Inc.(2)                                                                         96,100           4,164
Heartland Express, Inc.                                                                 86,000           1,510
HEICO Corp. Class A                                                                     53,000           2,384
Omega Flex, Inc.(2)                                                                     71,100             956
                                                                                                     ---------
                                                                                                         9,539
                                                                                                     ---------
INFORMATION TECHNOLOGY--32.9%
ANSYS, Inc.(2)                                                                          72,200           3,913
Blackbaud, Inc.                                                                        106,400           2,898
FactSet Research Systems, Inc.                                                          16,900           1,770
FLIR Systems, Inc.                                                                     116,000           4,015
Hittite Microwave Corp.(2)                                                              60,500           3,858
LoopNet, Inc.(2)                                                                       274,300           3,881
ScanSource, Inc.(2)                                                                     89,300           3,393
                                                                                                     ---------
                                                                                                        23,728
                                                                                                     ---------
TOTAL COMMON STOCKS
(IDENTIFIED COST $61,503)                                                                               70,699
                                                                                                     ---------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $61,503)                                                                               70,699
                                                                                                     ---------

                                                                                     SHARES          VALUE
                                                                                     ---------       ---------
SHORT-TERM INVESTMENTS--2.1%
MONEY MARKET MUTUAL FUNDS--2.1%
Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.110%)                                                   1,514,402          $1,514
                                                                                                     ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,514)                                                                                 1,514
                                                                                                     ---------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $63,017)                                                                              72,213(1)
                                                                                                     ---------
Other assets and liabilities, net--(0.1)%                                                                 (107)
                                                                                                     ---------
NET ASSETS-100.0%                                                                                   $   72,106
                                                                                                     =========

ABBREVIATIONS:

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

Virtus Small-Cap Growth Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                            TOTAL VALUE AT               LEVEL 1
                                            MARCH 31, 2011            QUOTED PRICES
                                            ---------------           --------------
Equity Securities:
   Common Stocks                            $        70,699           $       70,699
   Short-Term Investments                             1,514                    1,514
                                            ---------------           --------------
Total Investments                           $        72,213           $       72,213
                                            ---------------           --------------

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                         VIRTUS SMALL-CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                        SHARES         VALUE
                                                                                      ----------    -----------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--11.6%
Hillenbrand, Inc.                                                                      154,000          $ 3,311
John Wiley & Sons, Inc. Class A                                                         90,000            4,575
Tempur-Pedic International, Inc.(2)                                                    204,200           10,345
                                                                                                    -----------
                                                                                                         18,231
                                                                                                    -----------
CONSUMER STAPLES--5.0%
WD-40 Co.                                                                              185,700            7,863
                                                                                                    -----------
ENERGY--11.1%
CARBO Ceramics, Inc.                                                                    51,900            7,324
World Fuel Services Corp.                                                              246,500           10,010
                                                                                                    -----------
                                                                                                         17,334
                                                                                                    -----------
FINANCIALS--22.8%
Ares Capital Corp.                                                                     356,300            6,021
Entertainment Properties Trust                                                          92,500            4,331
Federated Investors, Inc. Class B                                                      291,900            7,808
First Cash Financial Services, Inc.(2)                                                 246,600            9,519
Life Partners Holdings, Inc.                                                           154,531            1,242
RLI Corp.                                                                               76,800            4,428
Suffolk Bancorp                                                                        119,100            2,499
                                                                                                    -----------
                                                                                                         35,848
                                                                                                    -----------
HEALTH CARE--9.7%
Landauer, Inc.                                                                          78,848            4,851
Owens & Minor, Inc.                                                                    250,800            8,146
Young Innovations, Inc.                                                                 72,323            2,271
                                                                                                    -----------
                                                                                                         15,268
                                                                                                    -----------
INDUSTRIALS--21.9%
ABM Industries, Inc.                                                                   158,900            4,034
CLARCOR, Inc.                                                                          131,200            5,895
Graco, Inc.                                                                            169,600            7,715
Landstar System, Inc.                                                                  185,900            8,492
Lincoln Electric Holdings, Inc.                                                        107,900            8,192
                                                                                                    -----------
                                                                                                         34,328
                                                                                                    -----------
INFORMATION TECHNOLOGY--10.1%
Cass Information Systems, Inc.                                                          22,972              902
Computer Services, Inc.                                                                 11,331              306
Jack Henry & Associates, Inc.                                                          216,100            7,324
Syntel, Inc.                                                                           140,800            7,354
                                                                                                    -----------
                                                                                                         15,886
                                                                                                    -----------

                                                                                        SHARES         VALUE
                                                                                      ----------    -----------
MATERIALS--3.0%
Balchem Corp.                                                                         125,400           $ 4,705
                                                                                                    -----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $131,263)                                                                              149,463
                                                                                                    -----------
EXCHANGE-TRADED FUNDS--1.0%
iShares Russell 2000 Value Index Fund                                                 20,900              1,576
                                                                                                    -----------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $1,386)                                                                                  1,576
                                                                                                    -----------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $132,649)                                                                              151,039
                                                                                                    -----------
SHORT-TERM INVESTMENTS--3.9%

MONEY MARKET MUTUAL FUNDS--3.9%
Dreyfus Cash Management Fund - Institutional Shares
(seven-day effective yield 0.110%)                                                 6,172,350              6,172
                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,172)                                                                                  6,172
                                                                                                    -----------
TOTAL INVESTMENTS-100.1%
(IDENTIFIED COST $138,821)                                                                            157,211(1)
Other assets and liabilities, net--(0.1)%                                                                  (210)
                                                                                                    -----------
NET ASSETS--100.0%                                                                                   $  157,001
                                                                                                    ===========

ABBREVIATIONS:

FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

Virtus Small-Cap Value Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                            TOTAL VALUE AT
                                               MARCH 31,                  LEVEL 1
                                                 2011                  QUOTED PRICES
                                            --------------            --------------
Equity Securities:
   Common Stocks                            $      149,463            $      149,463
   Exchange-Traded Funds                             1,576                     1,576
   Short-Term Investments                            6,172                     6,172
                                            --------------            --------------
Total Investments                           $      157,211            $      157,211
                                            --------------            --------------

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

                       VIRTUS STRATEGIC ALLOCATION SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE          VALUE
                                                                                                 ---------         -------
U.S. GOVERNMENT SECURITIES--0.9%
U.S. Treasury Bond 4.250%, 11/15/40                                                              $    450          $   430
U.S. Treasury Note
  3.500%, 5/15/20                                                                                      200             203
  2.625%, 11/15/20                                                                                     200             187
  3.625%, 2/15/21                                                                                      600             608
                                                                                                 ---------         -------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,461)                                                                                             1,428
                                                                                                                   -------
MUNICIPAL BONDS--2.4%
CALIFORNIA-1.2%
Alameda Corridor Transportation Authority
  Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29                                              1,000             911
Kern County Pension Obligation Taxable (NATL-RE Insured) 7.260%, 8/15/14                               420             444
Sonoma County Pension Obligation Taxable (FSA Insured) 6.625%, 6/1/13                                  655             677
                                                                                                                   -------
                                                                                                                     2,032
                                                                                                                   -------
FLORIDA--0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16                     105             109
                                                                                                                   -------
KENTUCKY--0.1%
State of Kentucky General Fund Taxable 3.165%, 4/1/18                                                  140             136
                                                                                                                   -------
MASSACHUSETTS--0.1%
State Development Finance Agency Harvard University Series B-1, 5.000%, 10/15/40                       150             152
                                                                                                                   -------
PENNSYLVANIA--0.8%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17       1,250           1,303
                                                                                                                   -------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46                                220             138
                                                                                                                   -------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,852)                                                                                             3,870
                                                                                                                   -------
FOREIGN GOVERNMENT SECURITIES--1.1%
Bolivarian Republic of Venezuela


                                                                                                 PAR VALUE          VALUE
                                                                                                 ---------         -------
  RegS 5.750%, 2/26/16(5)                                                                        $     160         $   119
  9.250%, 9/15/27                                                                                       95              71
Bundesobligation Series 154, 2.250%, 4/11/14                                                            68 EUR          96
Commonwealth of Australia Series 123, 5.750%, 4/15/12                                                  211 AUD         220
Commonwealth of Canada 2.000%, 9/1/12                                                                  212 CAD         220
Commonwealth of New Zealand
  Series 1111, 6.000%, 11/15/11                                                                        120 NZD          93
  Series 413, 6.500%, 4/15/13                                                                           62 NZD          50
Kingdom of Norway
  Series 469, 6.000%, 5/16/11                                                                          565 NOK         103
  Series 470, 6.500%, 5/15/13                                                                          719 NOK         140
Kingdom of Sweden Series 1046, 5.500%, 10/8/12                                                         595 SEK          99
Republic of Argentina PIK Interest Capitalization
  8.280%, 12/31/33                                                                                     130             117
Republic of Hungary 6.375%, 3/29/21                                                                     30              30
Republic of Korea Series 1112, 4.750%, 12/10/11                                                     71,500 KRW          66
Republic of Lithuania 144A 7.375%, 2/11/20(4)                                                          150             167
Republic of South Africa Series R-201, 8.750%,
  12/21/14                                                                                             450 ZAR          69
Republic of Turkey 6.750%, 5/30/40                                                                     100             104
                                                                                                 ---------         -------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,696)                                                                                             1,764
                                                                                                                   -------

MORTGAGE-BACKED SECURITIES--13.8%
AGENCY--5.4%
FNMA
  4.000%, 6/1/20                                                                                       280             292
  4.500%, 7/1/20                                                                                        25              26
  6.500%, 10/1/31                                                                                       16              18
  6.000%, 9/1/32                                                                                        73              81
  TBA 5.000%, 4/15/33(6)                                                                               250             262
  5.000%, 10/1/35                                                                                      239             252
  6.000%, 9/1/36                                                                                       113             124
  5.500%, 4/1/37                                                                                       110             118
  6.000%, 10/1/37                                                                                      148             161
  5.000%, 5/1/38                                                                                       514             538
  5.500%, 6/1/38                                                                                        98             105
  5.500%, 6/1/38                                                                                       100             107
  5.500%, 11/1/38                                                                                      254             272
  4.000%, 1/1/39                                                                                       241             237
  5.000%, 1/1/39                                                                                       164             172
  6.000%, 1/1/39                                                                                       187             204
  4.500%, 3/1/39                                                                                       339             345

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE     VALUE
                                                                                                 ---------    -------
AGENCY-(CONTINUED)
  5.000%, 3/1/39                                                                                 $     227    $   238
  6.000%, 3/1/39                                                                                       159        173
  4.500%, 4/1/39                                                                                       375        384
  4.000%, 5/1/39                                                                                       550        542
  4.500%, 5/1/39                                                                                       983      1,001
  4.500%, 2/1/40                                                                                       211        215
  4.500%, 8/1/40                                                                                     2,125      2,166
GNMA
  6.500%, 11/15/23                                                                                      54         61
  6.500%, 12/15/23                                                                                       7          8
  6.500%, 2/15/24                                                                                       65         74
  6.500%, 6/15/28                                                                                       94        107
  6.500%, 7/15/31                                                                                       56         63
  6.500%, 11/15/31                                                                                      59         67
  6.500%, 2/15/32                                                                                       53         60
  6.500%, 4/15/32                                                                                       71         80
                                                                                                              -------
                                                                                                                8,553
                                                                                                              -------
NON-AGENCY--8.4%
1166 Avenue of Americas Commercial Mortgage
  Trust 05-C6A, A1 144A 5.690%, 10/13/37(4)                                                            400        418
Americold LLC Trust 10-ARTA, B 144A 6.031%, 1/14/29(4)                                                 200        213
Bear Stearns Commercial Mortgage Securities,
Inc.
  06-PW12, A4 5.723%, 9/11/38(3)                                                                       940      1,031
  07-PW18, AM 6.084%, 6/13/50(3)                                                                       550        553
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 06-CD2, A4 5.346%, 1/15/46(3)                                                                1,190      1,277
Credit Suisse Mortgage Capital Certificates 06-C1,
  A4 5.441%, 2/15/39(3)                                                                              1,710      1,834
Extended Stay America Trust 10-ESHA, D 144A
  5.498%, 11/5/27(4)                                                                                   100        101
GE Capital Commercial Mortgage Corp. 03-C1, C
  4.975%, 1/10/38(3)                                                                                   175        181
Goldman Sachs Mortgage Securities Corp. II
  05-GG4, AJ 4.782%, 7/10/39                                                                           800        784
  07-GG10, A4 5.808%, 8/10/45(3)                                                                       460        488
JPMorgan Chase Commercial Mortgage
  Securities Corp.
  10-CNTR, A2 144A 4.311%, 8/5/32(4)                                                                   300        288
  06-LDP7, AM 5.863%, 4/15/45(3)                                                                       125        129
  07-LD12, A4 5.882%, 2/15/51(3)                                                                       425        455

                                                                                                 PAR VALUE     VALUE
                                                                                                 ---------    -------
NON-AGENCY-(CONTINUED)
Lehman Brothers - UBS Commercial Mortgage
  Trust
  06-C6, A4 5.372%, 9/15/39                                                                       $    325    $   347
  07-C2, A2 5.303%, 2/15/40                                                                          1,171      1,195
  07-C6, A2 5.845%, 7/15/40                                                                            496        513
  07-C7, A3 5.866%, 9/15/45(3)                                                                         700        749
Morgan Stanley Capital I
  06-T23, A4 5.806%, 8/12/41(3)                                                                        790        876
  06-IQ12, A4 5.332%, 12/15/43                                                                         525        554
Timberstar Trust 06-1A, A 144A 5.668%, 10/15/36(4)                                                     675        722
Wachovia Bank Commercial Mortgage Trust
  07-C30, A5 5.342%, 12/15/43                                                                          285        295
  07-C33, A4 5.900%, 2/15/51(3)                                                                        425        455
                                                                                                              -------
                                                                                                               13,458
                                                                                                              -------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,552)                                                                                      22,011
ASSET-BACKED SECURITIES--0.9%
Bayview Financial Acquisition Trust 06-A, 1A2
  5.483%, 2/28/41(3)                                                                                   234        235
Bosphorus Financial Services Ltd. 144A 2.113%,
  2/15/12(3)(4)                                                                                        100         99
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF3 5.777%, 8/25/36(3)                                                                       470        294
  06-CW2, AF4 6.080%, 8/25/36                                                                          530        289
Popular ABS Mortgage Pass-Through-Trust 05-5,
  AF3 5.086%, 11/25/35(3)                                                                              115        114
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A3 5.230%, 2/25/36                                                                          868        401
                                                                                                              -------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,314)                                                                                        1,432
                                                                                                              -------
CORPORATE BONDS--20.4%
CONSUMER DISCRETIONARY--1.5%
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21(4)                                                        100         99
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)                                                             125        135
Caesar's Entertainment Operating Co., Inc.
  11.250%, 6/1/17                                                                                      125        143
Cequel Communications Holdings I LLC / Cequel
  Capital Corp. 144A 8.625%, 11/15/17(4)                                                                90         94

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)


                                                                                                 PAR VALUE      VALUE
                                                                                                 ---------      -----
CONSUMER DISCRETIONARY--(CONTINUED)
Citadel Broadcasting Corp. 144A 7.750%,
  12/15/18(4)                                                                                    $      20     $   22
CityCenter Holdings LLC / CityCenter Finance
  Corp. 144A 7.625%, 1/15/16(4)                                                                         42         44
Dana Holding Corp. 6.500%, 2/15/19                                                                      10         10
Hasbro, Inc. 6.300%, 9/15/17                                                                           200        220
International Game Technology 7.500%, 6/15/19                                                          150        170
Korea Expressway Corp. 144A 4.500%, 3/23/15(4)                                                         100        104
Landry's Restaurants, Inc. 11.625%, 12/1/15                                                             83         90
Nissan Motor Acceptance Corp. 144A 4.500%,
  1/30/15(4)                                                                                           160        167
Polymer Group, Inc. 144A 7.750%, 2/1/19(4)                                                              16         17
QVC, Inc. 144A 7.500%, 10/1/19(4)                                                                      150        158
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                                                           285        307
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)                                                             15         15
Time Warner Cable, Inc. 5.850%, 5/1/17                                                                 130        142
Universal City Development Partners Ltd. /
  Universal City Development Partners Finance,
  Inc. 8.875%, 11/15/15                                                                                 20         22
Univision Communications, Inc. 144A 7.875%,
  11/1/20(4)                                                                                            25         26
Videotron Ltee 6.375%, 12/15/15                                                                        175        181
Wyndham Worldwide Corp.
  6.000%, 12/1/16                                                                                       60         64
  5.750%, 2/1/18                                                                                        25         26
Wynn Las Vegas LLC / Wynn Las Vegas Capital
  Corp. 7.875%, 11/1/17                                                                                100        108
                                                                                                                -----
                                                                                                                2,364
                                                                                                                -----
CONSUMER STAPLES--0.4%
BAT International Finance plc 144A 9.500%,
  11/15/18(4)                                                                                           50         66
Bunge Ltd. Finance Corp. 5.100%, 7/15/15                                                               125        130
Cencosud SA 144A 5.500%, 1/20/21(4)                                                                    150        149
Diversey, Inc. 8.250%, 11/15/19                                                                         15         16
Rite Aid Corp. 8.000%, 8/15/20                                                                          20         21
Tate & Lyle International Finance plc 144A
  6.625%, 6/15/16(4)                                                                                   275        302
                                                                                                                -----
                                                                                                                  684
                                                                                                                -----
ENERGY--1.7%
Alta Mesa Holdings LP / Alta Mesa Finance
  Services Corp. 144A 9.625%, 10/15/18(4)                                                               75         77

                                                                                                 PAR VALUE      VALUE
                                                                                                 ---------      -----
ENERGY--(CONTINUED)
Anadarko Petroleum Corp. 6.375%, 9/15/17                                                         $     160      $ 176
Breitburn Energy Partners LP 144A 8.625%,
  10/15/20(4)                                                                                           60         63
Buckeye Partners LP 6.050%, 1/15/18                                                                     50         55
Coffeyville Resources Inc. LLC / Coffeyville
Finance, Inc., 144A 10.875%, 4/1/17(4)                                                                 125        143
Energy Transfer Equity LP 7.500%, 10/15/20                                                              20         22
Expro Finance Luxembourg SCA 144A 8.500%,
  12/15/16(4)                                                                                          125        124
Frontier Oil Corp. 6.875%, 11/15/18                                                                     45         47
Helix Energy Solutions Group, Inc. 144A 9.500%,
  1/15/16(4)                                                                                            50         53
Hilcorp Energy I LP / Hilcorp Finance Co. 144A
  7.750%, 11/1/15(4)                                                                                   100        104
Holly Corp. 9.875%, 6/15/17                                                                             12         14
Lukoil International Finance BV 144A 7.250%,
  11/5/19(4)                                                                                           175        193
Marathon Petroleum Corp. 144A 5.125%, 3/1/21(4)                                                        125        126
Newfield Exploration Co. 6.625%, 9/1/14                                                                100        103
Petrobras International Finance Co. 3.875%,
  1/27/16                                                                                               70         70
Petrohawk Energy Corp. 10.500%, 8/1/14                                                                 100        115
Petroleos Mexicanos 6.000%, 3/5/20                                                                     105        111
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)                                                          150        148
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)                                                     208        211
Pioneer Drilling Co. 9.875%, 3/15/18                                                                    20         22
Precision Drilling Corp. 144A 6.625%, 11/15/20(4)                                                       25         26
QEP Resources, Inc. 6.875%, 3/1/21                                                                     100        105
Rowan Cos., Inc. 5.000%, 9/1/17                                                                        100        103
SEACOR Holdings, Inc. 7.375%, 10/1/19                                                                  150        160
Swift Energy Co. 7.125%, 6/1/17                                                                        175        180
Valero Energy Corp. 4.500%, 2/1/15                                                                      50         53
Weatherford International Ltd. 9.625%, 3/1/19                                                           45         57
                                                                                                                -----
                                                                                                                2,661
                                                                                                                -----
FINANCIALS--9.7%
ADCB Finance Cayman Ltd. 144A 4.750%,
10/8/14(4)                                                                                             150        153
AFLAC, Inc. 8.500%, 5/15/19                                                                            100        121
Ally Financial, Inc. Series 8, 6.750%, 12/1/14                                                          49         52
American General (Springleaf) Finance Corp.
5.400%, 12/1/15                                                                                        100         92

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE      VALUE
                                                                                                 ---------      -----
FINANCIALS--(CONTINUED)
AmSouth Bank N.A. 4.850%, 4/1/13                                                                 $     200      $ 203
AON Corp. 5.000%, 9/30/20                                                                               85         86
Associated Banc Corp. 5.125%, 3/28/16                                                                   55         55
Assurant, Inc. 5.625%, 2/15/14                                                                         250        264
Banco Bradesco SA 144A 5.900%, 1/16/21(4)                                                              150        149
Banco de Credito del Per 144A 4.750%, 3/16/16(4)                                                       150        149
Banco do Brasil SA 144A 5.375%, 1/15/21(4)                                                             150        146
Banco Santander SA
  144A 4.500%, 4/6/15(4)                                                                               100        102
  144A 3.750%, 9/22/15(4)                                                                              100        100
Bank of America Corp.
  5.650%, 5/1/18                                                                                       400        418
  Capital Trust XI 6.625%, 5/23/36(9)                                                                  325        322
Barclays Bank plc
  5.200%, 7/10/14                                                                                      140        151
  144A 5.926%(3)(4)(8)(9)                                                                              100         93
BBVA Bancomer SA 144A 6.500%, 3/10/21(4)                                                               150        148
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                                                       250        291
BioMed Realty LP 3.850%, 4/15/16                                                                       125        124
Blackstone Holdings Finance Co., LLC 144A
6.625%, 8/15/19(4)                                                                                     135        142
Brandywine Operating Partnership LP 7.500%,
5/15/15                                                                                                125        141
Capital One
  Financial Corp. 6.150%, 9/1/16                                                                       125        137
  Capital IV 8.875%, 5/15/40(9)                                                                        100        105
CIT Group, Inc. 7.000%, 5/1/16                                                                          75         75
Citigroup, Inc.
  5.000%, 9/15/14                                                                                       40         42
  4.875%, 5/7/15                                                                                       150        155
  5.500%, 2/15/17                                                                                       45         47
City National Corp. 5.250%, 9/15/20                                                                    100         99
CNA Financial Corp. 5.850%, 12/15/14                                                                   150        162
CommonWealth REIT 5.750%, 11/1/15                                                                      275        293
Credit Suisse 6.000%, 2/15/18                                                                          125        133
Deutsche Bank Financial LLC 5.375%, 3/2/15                                                             131        139
Discover Bank 7.000%, 4/15/20                                                                          250        275
DuPont Fabros Technology LP 8.500%, 12/15/17                                                           125        138
Equity One, Inc. 6.250%, 12/15/14                                                                      100        107
Export-Import Bank of Korea 5.875%, 1/14/15                                                            100        110
Fidelity National Financial Sevices, Inc. 6.600%,
  5/15/17                                                                                              175        181
Fifth Third Bancorp 4.500%, 6/1/18                                                                     150        146

                                                                                                 PAR VALUE      VALUE
                                                                                                 ---------      -----
FINANCIALS--(CONTINUED)
First Niagara Financial Group, Inc. 6.750%,
3/19/20                                                                                          $     125      $ 136
Ford Motor Credit Co., LLC 8.125%, 1/15/20                                                             150        172
General Electric Capital Corp. 5.375%, 10/20/16                                                        700        760
Genworth Financial, Inc.
  5.750%, 6/15/14                                                                                      125        129
  6.515%, 5/22/18                                                                                       85         84
Glen Meadow Pass-Through-Trust 144A 6.505%,
2/12/67(3)(4)                                                                                          135        120
Goldman Sachs Group, Inc. (The)
  5.950%, 1/18/18                                                                                      165        177
  6.150%, 4/1/18                                                                                       175        190
HCP, Inc. 5.375%, 2/1/21                                                                                60         61
Health Care REIT, Inc. 4.700%, 9/15/17                                                                 150        150
Huntington Bancshares, Inc. 7.000%, 12/15/20                                                            80         88
Hyundai Capital Services, Inc. 144A 6.000%,
  5/5/15(4)                                                                                            100        107
ICICI Bank Ltd. 144A 5.750%, 11/16/20(4)                                                               125        123
JPMorgan Chase & Co. 5.250%, 5/1/15                                                                    250        268
KeyBank NA 4.950%, 9/15/15                                                                             170        179
Kimco Realty Corp. 6.875%, 10/1/19                                                                     150        175
Korea Development Bank
  5.300%, 1/17/13                                                                                      137        145
  4.375%, 8/10/15                                                                                      100        104
Lincoln National Corp. 6.050%, 4/20/67(3)                                                               50         47
Lloyds Banking Group Capital No.1 plc 144A
  7.875%, 11/1/20(4)                                                                                 1,000        975
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)                                                            150        147
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)                                                             100        100
Mercantile Bankshares Corp. Series B, 4.625%,
  4/15/13                                                                                              208        220
Morgan Stanley 5.750%, 10/18/16                                                                        100        107
National Capital Trust II 144A 5.486%,
  12/29/49(3)(4)                                                                                       950        945
Nordea Bank AB 144A 4.875%, 1/14/21(4)                                                                 200        203
ProLogis
  7.625%, 8/15/14                                                                                      150        172
  6.625%, 5/15/18                                                                                      120        130
Prudential Financial, Inc. 8.875%, 6/15/68(3)                                                           50        59
Regions Financial Corp.
  7.750%, 11/10/14                                                                                      50         54
  5.750%, 6/15/15                                                                                       55         56
Royal Bank of Scotland plc (The)

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                 PAR VALUE      VALUE
                                                                                 ---------     --------
FINANCIALS--(CONTINUED)
   4.875%, 3/16/15                                                               $      100    $  104
   3.950%, 9/21/15                                                                       50        50
   5.625%, 8/24/20                                                                      150       150
Senior Housing Properties Trust 4.300%, 1/15/16                                         125       124
Simon Property Group LP 5.650%, 2/1/20                                                   50        54
SLM Corp. 6.250%, 1/25/16                                                               200       208
Societe Generale 144A 3.500%, 1/15/16(4)                                                105       104
SunTrust Banks, Inc. 6.000%, 9/11/17                                                    150       165
UFJ Finance AEC 6.750%, 7/15/13                                                         275       303
Unum Group 7.125%, 9/30/16                                                              125       141
Vnesheconombank Via (VEB Finance Ltd.) 144A
6.902%, 7/9/20(4)                                                                       155       167
Wachovia Corp. 4.875%, 2/15/14                                                          355       378
Webster Financial Corp. 5.125%, 4/15/14                                                  65        63
Westfield Capital Corp., Ltd./ Westfield Finance
  Authority   144A 5.125%,  11/15/14 (4)                                                355       379
Willis Group Holdings plc 5.750%, 3/15/21                                               150       149
Woori Bank 144A 4.750%, 1/20/16(4)                                                      150       155
Zions Bancorp 5.650%, 5/15/14                                                           500       510

                                                                                               ------
                                                                                               15,433
                                                                                               ------

HEALTH CARE--0.5%
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20                                              85        84
Healthsouth Corp. 7.250%, 10/1/18                                                        90        93
Mylan, Inc. 144A 6.000%, 11/15/18(4)                                                    100       101
Patheon, Inc. 144A 8.625%, 4/15/17(4)                                                    20        21
Quest Diagnostics, Inc. 6.400%, 7/1/17                                                  280       315
Universal Health Services Escrow Corp. 144A 7.000%, 10/1/18(4)                           25        26
Universal Health Services, Inc. 7.125%, 6/30/16                                          24        26
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 7/15/16(4)                     100        99
Vanguard Health Holding Co. II LLC / Vanguard
   Holding Co. II, Inc. 144A 7.750%, 2/1/19(4)                                           56        57

                                                                                               ------
                                                                                                  822
                                                                                               ------

INDUSTRIALS--2.6%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)                                               75        77
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)                                     150       151
CHC Helicopter SA 144A 9.250%, 10/15/20(4)                                              100       103
Continental Airlines, Inc. Pass-Through-Trust 98-1A, 6.648%, 3/15/19                    302       318

                                                                                 PAR VALUE      VALUE
                                                                                 ---------     --------
INDUSTRIALS--(CONTINUED)
Delta Air Lines Pass-Through-Trust 11-1, A   5.300%, 4/15/19                     $      325    $  325
Deluxe Corp. 144A 7.000%, 3/15/19(4)                                                     60        60
Equifax, Inc. 6.300%, 7/1/17                                                            240       259
Griffon Corp. 144A 7.125%, 4/1/18(4)                                                    100       102
Hutchison Whampoa International Ltd. 144A   5.750%, 9/11/19(4)                          115       124
ITW Cupids Financing Trust I 144A 6.550%,   12/31/11(4)(7)                            2,000     1,992
Kratos Defense & Security Solutions, Inc.
  10.000%, 6/1/17                                                                       130       144
Owens Corning, Inc. 6.500%, 12/1/16                                                      60        65
Ryder System, Inc. 3.600%, 3/1/16                                                        50        50
Steelcase, Inc. 6.375%, 2/15/21                                                         150       153
Teekay Corp. 8.500%, 1/15/20                                                             75        82
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)                                             150       160

                                                                                               ------
                                                                                                4,165
                                                                                               ------

INFORMATION TECHNOLOGY--0.9%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17                                     250       252
CDW Escrow Corp. 144A 8.500%, 4/1/19(4)                                                 125       125
CommScope, Inc. 144A 8.250%, 1/15/19(4)                                                  65        68
Crown Castle Holdings GS V LLC / Crown
  Castle GS III Corp. 144A 7.750%, 5/1/17(4)                                            150       164
Intuit, Inc. 5.750%, 3/15/17                                                             71        78
Jabil Circuit, Inc. 8.250%, 3/15/18                                                     170       194
Seagate HDD Cayman 144A 7.750%, 12/15/18(4)                                             100       104
Spansion LLC 144A 7.875%, 11/15/17(4)                                                   100       102
SunGard Data Systems, Inc. 144A 7.375%,
   11/15/18(4)                                                                           30        31
Xerox Corp. 6.750%, 2/1/17                                                              325       373

                                                                                               ------
                                                                                                1,491
                                                                                               ------

MATERIALS--1.4%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)                                          100       111
Agrium, Inc. 6.750%, 1/15/19                                                            180       208
Catalyst Paper Corp. 7.375%, 3/1/14                                                     180       139
Celanese U.S. Holdings LLC 144A 6.625%,
   10/15/18(4)                                                                           10        10
Celulosa Arauco 7.250%, 7/29/19                                                         150       173
Cemex SAB de CV 144A 5.301%, 9/30/15(4)                                                 150       149
Commercial Metals Co. 7.350%, 8/15/18                                                   170       177


                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                       PAR VALUE    VALUE
                                                                      ----------    ------
MATERIALS--(CONTINUED)
CRH America, Inc.
   6.000%, 9/30/16                                                    $      255    $  275
   8.125%, 7/15/18                                                           150       177
Dow Chemical Co. (The) 8.550%, 5/15/19                                       118       149
Georgia-Pacific LLC 144A 5.400%, 11/1/20(4)                                  125       124
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)                                100       111
Solo Cup Co. / Solo Cup Operating Corp.
   10.500%, 11/1/13                                                           45        47
USG Corp. 144A 9.750%, 8/1/14(4)                                              21        23
Verso Paper Holdings LLC / Verso Paper, Inc.
   Series B, 4.054%, 8/1/14(3)                                                93        92
Xstrata Canada Corp. 5.500%, 6/15/17                                         260       279
                                                                                     -----
                                                                                     2,244
                                                                                     -----

TELECOMMUNICATION SERVICES--0.9%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)                                     38        37
Cincinnati Bell, Inc. 8.250%, 10/15/17                                        60        61
Clearwire Communications LLC / Clearwire
   Finance, Inc. 144A 12.000%, 12/1/15(4)                                     20        22
Frontier Communications Corp.
   7.875%, 4/15/15                                                            55        60
   8.125%, 10/1/18                                                            75        81
OJSC Vimpel Communications (VIP Finance
   Ireland Ltd.) 144A 9.125%, 4/30/18(4)                                     125       143
Qwest Corp. 6.500%, 6/1/17                                                   143       158
SBA Tower Trust 144A 4.254%, 4/15/40(4)                                      225       234
Telecom Italia Capital SA 5.250%, 10/1/15                                    200       207
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21                                  25        25
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)                              100        98
Virgin Media Finance plc Series 1, 9.500%,
   8/15/16                                                                   100       114
West Corp. 144A 7.875%, 1/15/19(4)                                           100       102
Windstream Corp. 144A 7.750%, 10/15/20(4)                                    125       129
                                                                                   -------
                                                                                     1,471
                                                                                   -------
UTILITIES--0.8%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)                      110       117
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)                    100       112
Great River Energy 144A 5.829%, 7/1/17(4)                                     97       106
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)                           100       108


                                                                       PAR VALUE    VALUE
                                                                      ----------    ------
UTILITIES--(CONTINUED)
Midwest Generation LLC Series B 8.560%, 1/2/16                        $      117    $  119
Suburban Propane Partners LP / Suburban
    Energy Finance Corp. 7.375%, 3/15/20                                      45        49
TransAlta Corp. 4.750%, 1/15/15                                               65        69
United Energy Distribution Holdings Property
   Ltd. 144A 5.450%, 4/15/16(4)                                              500       519
                                                                                     -----
                                                                                     1,199
                                                                                     -----

TOTAL CORPORATE BONDS
(IDENTIFIED COST $30,733)                                                           32,534
                                                                                ----------
LOAN AGREEMENTS(3)--0.7%
CONSUMER DISCRETIONARY--0.2%
Advantage Sales & Marketing, Inc. 5.250%,
12/17/17                                                                      17        17
Brickman Group Holdings, Inc. Tranche B,
   7.250%, 10/14/16                                                           50        51
Dunkin Brands, Inc. Tranche B-1 4.500%,
   11/23/17                                                                   60        60
Universal City Development Partners Ltd.
   5.500%, 11/6/14                                                            17        17
Visant Corp. Tranche B 5.250%, 12/22/16                                       75        75
                                                                                     -----
                                                                                       220
                                                                                     -----

CONSUMER STAPLES--0.1%
Del Monte Foods Co. 4.500%, 3/8/18                                            22        22
Reynolds Group Holdings Ltd. 4.250%, 2/9/18                                  100       101
                                                                                     -----
                                                                                       123
                                                                                     -----

FINANCIALS--0.1%
American General (Springleaf) Financial
   Services 7.250%, 4/21/15                                                   60        60
Delos Aircraft, Inc. Tranche 2, 7.000%, 3/17/16                                8         9
International Lease Finance Corp. (Delos
   Aircraft, Inc.) Tranche 1, 6.750%, 3/17/15                                 12        12
iStar Financial, Inc. Tranche A-1 5.000%,
   6/28/13                                                                   100        99
                                                                                     -----
                                                                                       180
                                                                                     -----

HEALTH CARE--0.0%
RehabCare Group, Inc. Tranche B, 6.000%,
   11/24/15                                                                   45        45
                                                                                     -----
INDUSTRIALS--0.1%
Brock Holdings Ill, Inc. 6.000%, 3/16/17                                      20        20

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

                                                       PAR VALUE             VALUE
                                                       ----------           --------
INDUSTRIALS--(CONTINUED)
Bucyrus International, Inc. Tranche C, 4.250%,
2/19/16                                                $       65           $     65
                                                                            --------

                                                                                  85
                                                                            --------

INFORMATION TECHNOLOGY--0.1%
Attachmate Corp. 0.000%, 2/3/17                               100                99
                                                                            --------

MATERIALS--0.1%
Anchor Glass Container
Corp. 6.000%, 3/2/16                                           76                 77
CPG International, Inc. Tranche B 6.000%,
2/18/17                                                        44                 44
General Chemical Corp.
Tranche B 5.000%,  10/6/15                                     50                 50
JMC Steel Group 4.750%, 4/1/17                                 20                 20
                                                                            --------
                                                                                 191
                                                                            --------
UTILITIES--0.0%
Texas Competitive Electric
Holdings Co., LLC
Tranche B-2, 3.770%, 10/10/14                                  70                 59
                                                                            --------

TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,007)                                                       1,002
                                                                            --------

                                                         SHARES              VALUE
                                                       ----------           --------
PREFERRED STOCK--0.2%
FINANCIALS-0.2%
Ally Financial, Inc. Series G,144A 7.00%(4)                    84                 78
Banco Bilbao Vizcaya Argentaria S.A.
International Preferred S.A
.. Unipersonal 5.92%                                           110                 93
JPMorgan Chase & Co. Series 1, 7.90%(3)                        89                 98
                                                                            --------

TOTAL PREFERRED STOCK
(IDENTIFIED COST $200)                                                           269
                                                                            --------

COMMON STOCKS--58.9%
CONSUMER DISCRETIONARY-8.4%
Amazon.com, Inc.(2)                                        11,000              1,981
AutoZone, Inc.(2)                                           7,200              1,970
Best Buy Co., Inc.                                         55,000              1,580
Comcast Corp. Class A                                      90,000              2,225
Darden Restaurants, Inc.                                   40,000              1,965
Lululemon Athletica, Inc.(2)                               21,000              1,870
McDonald's Corp.                                           24,000              1,826
                                                                            --------
                                                                              13,417
                                                                            --------



                                                       PAR VALUE             VALUE
                                                       ----------           --------
CONSUMER STAPLES--2.3%
Altria Group, Inc.                                          76,000           $ 1,978
PepsiCo, Inc.                                               27,000             1,739
                                                                            --------
                                                                               3,717
                                                                            --------


ENERGY--11.0%
Chesapeake Energy Corp.                                     52,000             1,743
Chevron Corp.                                               18,000             1,934
ConocoPhillips                                              23,000             1,837
El Paso Corp.                                              104,000             1,872
Halliburton Co.                                             40,000             1,994
Massey Energy Co.                                           29,000             1,982
Occidental Petroleum Corp.                                  20,000             2,090
Petroleo Brasileiro S.A. ADR                                52,000             2,102
Williams Cos., Inc. (The)                                   64,000             1,995
                                                                            --------
                                                                              17,549
                                                                            --------

FINANCIALS--3.3%
Bank of America Corp.                                      131,000             1,746
Citigroup, Inc.(2)                                         385,000             1,702
Goldman Sachs Group, Inc. (The)                             11,000             1,743
                                                                            --------
                                                                               5,191
                                                                            --------


HEALTH CARE--3.7%
Biogen Idec, Inc.(2)                                        28,000             2,055
Gilead Sciences, Inc.(2)                                    44,000             1,867
UnitedHealth Group, Inc.                                    43,000             1,944
                                                                            --------
                                                                               5,866
                                                                            --------

INDUSTRIALS--9.4%
Alaska Air Group, Inc.(2)                                   31,000             1,966
Caterpillar, Inc.                                           17,000             1,893
Cummins, Inc.                                               19,000             2,083
DryShips, Inc.(2)                                          305,000             1,510
Foster Wheeler AG(2)                                        55,000             2,069
L-3 Communications Holdings, Inc.                           24,000             1,880
Union Pacific Corp.                                         19,000             1,868
United Continental Holdings, Inc.(2)                        73,000             1,678
                                                                            --------
                                                                              14,947
                                                                            --------


INFORMATION TECHNOLOGY--11.4%
Amkor Technology, Inc.(2)                                  257,000             1,732
Apple, Inc.(2)                                               5,600             1,951
Corning, Inc.                                               91,000             1,877
Hewlett-Packard Co.                                         40,000             1,639
Intel Corp.                                                 89,000             1,795
International Business Machines Corp.                       12,000             1,957

                       VIRTUS STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                                SHARES                  VALUE
                                                                                             -------------        --------------
INFORMATION TECHNOLOGY--(CONTINUED)
QUALCOMM, Inc.                                                                                      35,000                $1,919
Research In Motion Ltd.(2)                                                                          29,000                 1,641
SanDisk Corp.(2)                                                                                    39,000                 1,798
Visa, Inc. Class A                                                                                  25,000                 1,840
                                                                                                                    ------------
                                                                                                                          18,149
                                                                                                                    ------------

MATERIALS--8.1%
Alcoa, Inc.                                                                                        122,000                 2,153
Cliffs Natural Resources, Inc.                                                                       9,000                   884
du Pont (E.I.) de Nemours & Co.                                                                     40,000                 2,199
Freeport-McMoRan Copper & Gold, Inc.                                                                32,000                 1,778
Monsanto Co.                                                                                        27,000                 1,951
Nucor Corp.                                                                                         40,000                 1,841
Potash Corp. of Saskatchewan, Inc.                                                                  36,000                 2,121
                                                                                                                    ------------
                                                                                                                          12,927
                                                                                                                    ------------

TELECOMMUNICATION SERVICES--1.3%
Verizon Communications, Inc.                                                                        55,000                 2,120
                                                                                                                    ------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $66,628)                                                                                                93,883
                                                                                                                    ------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $128,443)                                                                                              158,193
                                                                                                                    ------------
SHORT-TERM INVESTMENTS--0.5%
MONEY MARKET MUTUAL FUNDS--0.5%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.110%)             852,216                   852
                                                                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $852)                                                                                                       852
                                                                                                                   -------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $129,295)                                                                                            159,045(1)

Other assets and liabilities, net--0.2%                                                                                      340
                                                                                                                    ------------
NET ASSETS--100.0%                                                                                                    $  159,385
                                                                                                                    ============

ABBREVIATIONS:

ADR   American Depositary Receipt
ADS   American Depositary Share
FGIC  Financial Guaranty Insurance Company
FNMA  Federal National Mortgage Association ("Fannie Mae").
FSA   Financial Security Assurance, Inc.
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.
PIK   Payment-in-Kind Security
REIT  Real Estate Investment Trust
TBA   To be announced.

FOOTNOTE LEGEND:
(1) Federal Income Tax Information : For tax information at March 31, 2011, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)  Non-income producing.
(3) Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2011.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities amounted to a value of $15,381 of net assets.
(5) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)  This security has a delayed delivery settlement date.
(7) All or a portion segregated as collateral for a delayed delivery transaction.
(8)  No contractual maturity date
(9)  Interest payments may be deferred.

FOREIGN CURRENCIES:
AUD   Australian Dollar
CAD   Canadian Dollar
EUR   European Currency Unit
KRW   Korean Won
NOK   Norwegian Krone
NZD   New Zealand Dollar
SEK   Swedish Krona
ZAR   South Africa Rand

                       VIRTUS STRATEGIC ALLOCATION SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2011 (UNAUDITED)

($ reported in thousands)


COUNTRY WEIGHTINGS (Unaudited)+
-------------------------------
United States (includes short-term investments)     85%
Canada                                               4
Brazil                                               2
United Kingdom                                       2
Australia                                            1
Greece                                               1
Switzerland                                          1
Other                                                4
                                               --------
Total                                              100%
                                               --------


+ % of total investments as of March 31, 2011

Virtus Strategic Allocation Series

The following table provides a summary of inputs used to value the Fund's investments as of March 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                   LEVEL 2
                                      TOTAL VALUE AT                             SIGNIFICANT
                                        MARCH 31,            LEVEL 1             OBSERVABLE
                                           2011            QUOTED PRICES            INPUTS
                                     --------------      ---------------      ---------------
Debt Securities:
     Asset-Backed Securities         $        1,432      $            --      $         1,432
     Corporate Bonds                         32,534                   --               32,534
     Foreign Government Securities            1,764                   --                1,764
     Loan Agreements                          1,002                   --                1,002
     Mortgage-Backed Securities              22,011                   --               22,011
     Municipal Bonds                          3,870                   --                3,870
     U.S. Government Securities               1,428                   --                1,428
Equity Securities:
     Common Stocks                           93,883               93,883                   --
     Preferred Stock                            269                   --                  269
     Short-Term Investments                     852                  852                   --
                                     --------------      ---------------      ---------------
Total Investments                    $      159,045      $        94,735      $        64,310
                                     --------------      ---------------      ---------------

There are no Level 3 (Significant Unobservable Inputs) priced securities.

THE VIRTUS VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a series) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Series have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed und the direction of the Board of Trustees.

The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Series fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and Certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and

Other information regarding each Series is available in the Trust's most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED) (CONTINUED)

Asset-Backed Securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value each Series' major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each series' Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2011, the series' did not hold any restricted securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION

 ($ REPORTED IN THOUSANDS)

At March 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each series were as follows:

                                                                                 NET
                                                                               UNREALIZED
                                   FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
SERIES                            TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION
--------                          ---------  -------------  ---------------  --------------
Capital Growth Series             $ 198,289  $      41,775  $       (2,244)  $       39,531
Growth and Income Series            146,464         45,073          (2,828)          42,245

Other information regarding each Series is available in the Trust's most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)(CONTINUED)

                                                                                 NET
                                                                               UNREALIZED
                                   FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
SERIES                            TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION
--------                          ---------  -------------  ---------------  --------------
International Series                272,208        121,735          (1,128)         120,607
Multi-Sector Fixed Income Series    209,221         17,285          (4,666)          12,619
Premium AlphaSector Series            1,004             10             (10)             ---
Real Estate Securities Series        65,612         47,135             (27)          47,108
Small-Cap Growth Series              63,028          9,396            (211)           9,185
Small-Cap Value Series              138,821         20,808          (2,418)          18,390
Strategic Allocation Series         129,734         32,081          (2,770)          29,311

NOTE 4--SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Other information regarding each Series is available in the Trust's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust
             (formerly, The Phoenix Edge Series Fund)


By (Signature and Title)* /s/ George R. Alyward
                          ------------------------------
                          George R. Alyward, President
                          (principal executive officer)

Date May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Alyward
                          ------------------------------
                          George R. Alyward, President
                          (principal executive officer)

Date May 31, 2011

By (Signature and Title)* /s/ W. Patrick Bradley
                          ------------------------------
                          W. Patrick  Bradley,
                          Chief Financial Officer and
                          Treasurer
                          (principal financial officer)

Date May 24, 2011

* Print the name and title of each signing officer under his or her signature.